[LOGO OF REGIONS]

Family of Funds

COMBINED SEMI-ANNUAL REPORT

DATED MAY 31, 1999




------------------------------------------------------------------------------
FIRST PRIORITY FUNDS BECAME REGIONS FUNDS
EFFECTIVE MAY 15, 1998

[LOGO OF REGIONS FUNDS]



PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Regions Funds. This report covers activity in the funds for the six-month period from December 1, 1998 through May 31, 1999.

The Regions Funds offer you a range of investment objectives to keep your money working toward your financial goals--from daily income on your ready cash, to income on a regular basis, to growth and aggressive growth for very long-term goals like a child's college education or your retirement. Whatever your goals, you'll find opportunities for investing to pursue with your dreams.

The following is a fund-by-fund performance summary over the six-month period covered by this report:

REGIONS TREASURY MONEY MARKET FUND

This fund is a convenient, highly conservative way for shareholders to pursue daily income on their ready cash. The fund's portfolio of U.S. Treasury money market securities paid dividends of $0.02 per share for Trust Shares and $0.02 per share for Investment Shares during the six-month reporting period. The fund's net assets totaled $590.1 million at the end of the reporting period.*

REGIONS LIMITED MATURITY GOVERNMENT FUND

The fund's diversified portfolio consists of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment-grade corporate bonds. Trust Shares produced an income stream totaling $0.23 per share over the six-month period. Trust Shares also paid a minimal capital gain of $0.01 per share. The net asset value declined by $0.14. Trust Shares total return was 0.97%. Investment Shares produced an income stream totaling $0.22 per share over the six-month reporting period. Investment Shares also paid a minimal capital gain of $0.01 per share, and the net asset value declined by $0.14. As a result, Investment Shares total return was 0.85%, or -2.11% adjusted for the contingent deferred sales charge.** The fund's net assets totaled more than $110.0 million at the end of the reporting period.

REGIONS FIXED INCOME FUND

For Trust Shares, the fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced a monthly income stream totaling $0.26 per share over the six-month period. The net asset value declined by $0.34. As a result, Trust Shares produced a total return of -0.75%. Investment Shares produced a monthly income stream totaling $0.25 per share over the six-month period. The net asset value declined by $0.34. As a result, Investment Shares total return was -0.87%, or -3.77% adjusted for the contingent deferred sales charge.** At the end of the reporting period, the fund's net assets rose to $273.9 million.

REGIONS BALANCED FUND

The fund's combination of high-quality stocks and investment-grade corporate bonds and government bonds produced a total return for Trust Shares of 4.16% for the six-month reporting period. Contributing to the total return were dividends totaling $0.17 per share and capital gains totaling $0.49. The net asset value declined a minimal $0.03. Investment Shares produced a total return of 4.04% for the six-month reporting period, or 1.05% adjusted for the contingent deferred sales charge.** Contributing to the total return were dividends totaling $0.15 per share and capital gains totaling $0.49. For Investment Shares, the net asset value declined a minimal $0.03. The fund's net assets reached $157.5 million at the end of the reporting period.

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to shares redeemed within three years of their purchase.

-------------------------------------------------------------------------------

REGIONS VALUE FUND

As the stock market marched on, accompanied by periods of high daily volatility, the fund's Trust Shares delivered a total return of 8.09%. Contributing to the total return was a $0.01 increase in net asset value, dividends totaling $0.10 per share and capital gains totaling $1.22 per share. Investment Shares delivered a total return of 7.97%, or 4.97% adjusted for the contingent deferred sales charge.** Contributing to the Investment Shares total return were a $0.01 increase in net asset value, dividends totaling $0.08 per share and capital gains totaling $1.22 per share. The fund's net assets reached $269.3 million at the end of the reporting period.

REGIONS GROWTH FUND

The fund's diversified portfolio of high-quality growth stocks delivered a total return for Trust Shares of 9.99%. Contributing to this total return was a $0.59 rise in net asset value from the first day of the period to the last day, dividends totaling $0.01 per share, and capital gains amounting to $1.38 per share. Investment Shares delivered a total return of 9.91%, or 6.91% adjusted for the contingent deferred sales charge.** Contributing to the Investment Shares total return were a $0.58 rise in net asset value from the first day of the period to the last day, and capital gains amounting to $1.38 per share. At the end of the reporting period, the fund's net assets reached $561.0 million.

REGIONS AGGRESSIVE GROWTH FUND

The newest addition to the Regions Funds family, Regions Aggressive Growth Fund gives investors the opportunity to pursue long-term capital appreciation through a diversified portfolio of small* and mid-size American companies. The fund produced a total return of 21.22% for the six-month reporting period, or 18.21% adjusted for the contingent deferred sales charge.+ In the limited period of the mutual fund's initial operation between March 15 and May 31, 1999, the fund delivered a total return of 7.20%, or 4.20% adjusted for the contingent deferred sales charge,** through a $0.72 rise in net asset value. At the end of the reporting period, the fund's net assets reached $58.2 million.

Thank you for joining with other shareholders who have entrusted their financial goals to the Regions Funds. Adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to "pay yourself first" and enjoy the benefit of compounding.++

We look forward to keeping you up-to-date on your progress.

Sincerely,
/s/ Edward C. Gonzales
Edward C. Gonzales
President
July 15, 1999

 * Small cap stocks have historically experienced greater volatility than average.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to shares redeemed within three years of their purchase

 + The fund is the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The quoted performance data includes the performance of the collective trust fund for periods before the fund's registration statement became effective. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

++ Systematic investing does not ensure a profit or protect against loss in declining markets.


SHAREHOLDER MEETING RESULTS
-------------------------------------------------------------------------------

A Special Meeting of Shareholders of Regions Treasury Money Market Fund (the "Fund"), a portfolio of Regions Funds (the "Trust"), was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 631,760,430 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                                      SHARES VOTED                       SHARES WITHHELD
                                          FOR                               AUTHORITY
----------------------------------------------------------------------------------------
Thomas G. Bigley                      535,208,967                            97,920
Nicholas P. Constantakis              535,208,967                            97,920
John F. Cunningham                    535,208,967                            97,920
J. Christopher Donahue                535,208,967                            97,920
Charles F. Mansfield, Jr.             535,208,967                            97,920
John E. Murray, Jr.                   535,208,967                            97,920
John S. Walsh                         535,208,967                            97,920

AGENDA ITEM 2: To ratify the selection of Deloitte & Touche LLP as the Trust's independent auditors.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 531,725,574                71,203                        3,510,109                        --

AGENDA ITEM 3: To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,897,644                1,511                         3,897,732                         1

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,307,718              2,075,922                       3,923,246                         1


-------------------------------------------------------------------------------

(c) To amend the Fund's fundamental investment policy regarding investments in real estate.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,606,710              1,749,638                       3,950,538                         1

(d) To amend the Fund's fundamental investment policy regarding investments in commodities.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,131,184              2,287,494                       3,888,209                         1

(e) To amend the Fund's fundamental investment policy regarding underwriting securities.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,367,609              2,042,981                       3,896,297                         0

(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,151,027              2,364,572                       3,791,288                         0

(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,313,453              2,207,221                       3,786,213                         0

(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 528,737,774              2,736,222                       3,832,890                         1

--------------------------------------------------------------------------------

(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 528,859,247              2,639,146                       3,808,494                         0

AGENDA ITEM 4: To eliminate the Fund's fundamental investment policy on selling securities short.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,106,277              2,338,200                       3,862,410                         0

AGENDA ITEM 5: To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

The results of shareholders voting were as follows:

 SHARES VOTED            SHARES VOTED                      SHARES                        BROKER
     FOR                   AGAINST                         ABSTAIN                      NON VOTE
------------------------------------------------------------------------------------------------
 529,037,733              2,353,277                       3,915,877                         0

-------------------------------------------------------------------------------

A Special Meeting of Shareholders of Regions Limited Maturity Government Fund (the "Fund"), a portfolio of Regions Funds (the "Trust"), was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 10,375,896 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                                      SHARES VOTED                       SHARES WITHHELD
                                          FOR                               AUTHORITY
----------------------------------------------------------------------------------------
Thomas G. Bigley                       9,863,419                              6,475
Nicholas P. Constantakis               9,863,419                              6,475
John F. Cunningham                     9,863,419                              6,475
J. Christopher Donahue                 9,863,419                              6,475
Charles F. Mansfield, Jr.              9,863,419                              6,475
John E. Murray, Jr.                    9,863,419                              6,475
John S. Walsh                          9,863,419                              6,475

AGENDA ITEM 2: To ratify the selection of Deloitte & Touche LLP as the Trust's independent auditors.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,854,727                  6,475                            8,692                           --

AGENDA ITEM 3: To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,854,647                  6,475                            8,772                            0

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,857,901                  6,475                            5,518                            0

-------------------------------------------------------------------------------

(c) To amend the Fund's fundamental investment policy regarding investments in real estate.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,864,376                     0                             5,518                            0

(d) To amend the Fund's fundamental investment policy regarding investments in commodities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,857,901                  6,475                            5,518                            0

(e) To amend the Fund's fundamental investment policy regarding underwriting securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,856,570                     0                            13,324                            0

(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,857,901                  6,475                            5,518                            0

(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,857,901                  6,475                            5,518                            0

(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,857,901                  6,475                            5,518                            0

--------------------------------------------------------------------------------

(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,864,376                     0                             5,518                            0

AGENDA ITEM 4: To eliminate the Fund's fundamental investment policy on selling securities short.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,857,901                  6,475                            5,518                            0

AGENDA ITEM 5: To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 9,857,901                  6,475                            5,518                            0

-------------------------------------------------------------------------------

A Special Meeting of Shareholders of Regions Fixed Income Fund (the "Fund"), a portfolio of Regions Funds (the "Trust"), was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 26,218,810 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                                      SHARES VOTED                       SHARES WITHHELD
                                          FOR                               AUTHORITY
----------------------------------------------------------------------------------------
Thomas G. Bigley                       25,014,467                             2,858
Nicholas P. Constantakis               25,014,467                             2,858
John F. Cunningham                     25,014,467                             2,858
J. Christopher Donahue                 25,016,196                             1,129
Charles F. Mansfield, Jr.              25,016,196                             1,129
John E. Murray, Jr.                    25,016,196                             1,129
John S. Walsh                          25,016,196                             1,129

AGENDA ITEM 2: To ratify the selection of Deloitte & Touche LLP as the Trust's independent auditors.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,003,901                    0                            13,423                           --

AGENDA ITEM 3: To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,003,901                    0                            13,423                            1

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,005,315                 3,218                            8,792                            0

-------------------------------------------------------------------------------

(c) To amend the Fund's fundamental investment policy regarding investments in real estate.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,016,309                    0                             4,016                            0

(d) To amend the Fund's fundamental investment policy regarding investments in commodities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,001,452                 2,449                           13,423                            1

(e) To amend the Fund's fundamental investment policy regarding underwriting securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,002,413                 1,488                           13,423                            1

(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,002,544                 1,488                           13,293                            0

(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,013,309                    0                             4,016                            0

(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,007,058                 6,250                            4,016                            1

--------------------------------------------------------------------------------

(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,002,283                 6,250                            8,792                            0

AGENDA ITEM 4: To eliminate the Fund's fundamental investment policy on selling securities short.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,007,058                 6,250                            4,016                            1

AGENDA ITEM 5: To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 25,001,065                 11,593                           4,667                            0

-------------------------------------------------------------------------------

A Special Meeting of Shareholders of Regions Balanced Fund (the "Fund"), a portfolio of Regions Funds (the "Trust"), was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 9,875,126 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                                      SHARES VOTED                       SHARES WITHHELD
                                          FOR                               AUTHORITY
----------------------------------------------------------------------------------------
Thomas G. Bigley                       8,083,789                              8,467
Nicholas P. Constantakis               8,084,999                              7,257
John F. Cunningham                     8,083,213                              9,043
J. Christopher Donahue                 8,085,087                              7,169
Charles F. Mansfield, Jr.              8,085,087                              7,169
John E. Murray, Jr.                    8,085,087                              7,169
John S. Walsh                          8,085,087                              7,169

AGENDA ITEM 2: To ratify the selection of Deloitte & Touche LLP as the Trust's independent auditors.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,071,556                   161                            20,538                           --

AGENDA ITEM 3: To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,058,107                  10,057                          24,091                            1

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,051,367                  18,144                          22,744                            1

-------------------------------------------------------------------------------

(c) To amend the Fund's fundamental investment policy regarding investments in real estate.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,049,916                  14,980                          27,359                            1

(d) To amend the Fund's fundamental investment policy regarding investments in commodities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,054,684                  12,166                          25,405                            1

(e) To amend the Fund's fundamental investment policy regarding underwriting securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,051,804                  16,196                          24,255                            1

(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,047,948                  16,543                          27,764                            1

(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,055,649                  6,674                           29,932                            1

(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,041,721                  17,418                          33,116                            1

--------------------------------------------------------------------------------

(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,048,287                  13,275                          30,693                            1

AGENDA ITEM 4: To eliminate the Fund's fundamental investment policy on selling securities short.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,043,263                  23,012                          25,980                            1

AGENDA ITEM 5: To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 8,019,877                  49,884                          22,494                            1

-------------------------------------------------------------------------------

A Special Meeting of Shareholders of Regions Value Fund (the "Fund"), a portfolio of Regions Funds (the "Trust"), was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 14,411,959 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                                      SHARES VOTED                       SHARES WITHHELD
                                          FOR                               AUTHORITY
----------------------------------------------------------------------------------------
Thomas G. Bigley                       13,593,768                             1,616
Nicholas P. Constantakis               13,593,768                             1,616
John F. Cunningham                     13,593,768                             1,616
J. Christopher Donahue                 13,593,768                             1,616
Charles F. Mansfield, Jr.              13,593,768                             1,616
John E. Murray, Jr.                    13,593,768                             1,616
John S. Walsh                          13,593,768                             1,616

AGENDA ITEM 2: To ratify the selection of Deloitte & Touche LLP as the Trust's independent auditors.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,587,862                 1,080                            6,442                           --

AGENDA ITEM 3: To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,585,832                 1,135                            8,416                            1

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,582,108                 5,212                            8,063                            1

-------------------------------------------------------------------------------

(c) To amend the Fund's fundamental investment policy regarding investments in real estate.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,584,458                 2,802                            8,123                            1

(d) To amend the Fund's fundamental investment policy regarding investments in commodities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,584,475                 3,962                            6,946                            1

(e) To amend the Fund's fundamental investment policy regarding underwriting securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,584,744                 3,693                            6,946                            1

(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,583,298                 4,292                            7,793                            1

(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,586,284                  139                             8,960                            1

(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,582,568                 2,046                           10,770                            0

--------------------------------------------------------------------------------

(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,582,601                 5,714                            7,068                            1

AGENDA ITEM 4: To eliminate the Fund's fundamental investment policy on selling securities short.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,585,907                 2,033                            7,443                            1

AGENDA ITEM 5: To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 13,578,232                 8,896                            8,255                            1

-------------------------------------------------------------------------------

A Special Meeting of Shareholders of Regions Growth Fund (the "Fund"), a portfolio of Regions Funds (the "Trust"), was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 26,410,918 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                                      SHARES VOTED                       SHARES WITHHELD
                                          FOR                               AUTHORITY
----------------------------------------------------------------------------------------
Thomas G. Bigley                       23,258,486                             7,734
Nicholas P. Constantakis               23,258,561                             7,659
John F. Cunningham                     23,258,561                             7,659
J. Christopher Donahue                 23,258,600                             7,620
Charles F. Mansfield, Jr.              23,258,741                             7,479
John E. Murray, Jr.                    23,258,741                             7,479
John S. Walsh                          23,258,766                             7,454

AGENDA ITEM 2: To ratify the selection of Deloitte & Touche LLP as the Trust's independent auditors.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,236,114                 6,488                           23,616                           --

AGENDA ITEM 3: To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,225,792                 11,476                          27,354                            1

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,208,555                 22,054                          34,013                         1,598

-------------------------------------------------------------------------------

(c) To amend the Fund's fundamental investment policy regarding investments in real estate.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,217,283                 22,296                          25,043                         1,598

(d) To amend the Fund's fundamental investment policy regarding investments in commodities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,208,420                 24,386                          31,817                         1,597

(e) To amend the Fund's fundamental investment policy regarding underwriting securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,218,743                 18,990                          26,889                         1,598

(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,215,593                 20,671                          28,358                         1,598

(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,211,255                 16,796                          36,571                         1,598

(h) To amend, and to make non-refundamental, the Fund's fundamental investment policy regarding buying securities on margin.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,204,014                 31,176                          29,433                         1,597

--------------------------------------------------------------------------------

(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,211,387                 25,164                          28,072                         1,597

AGENDA ITEM 4: To eliminate the Fund's fundamental investment policy on selling securities short.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,211,063                 18,763                          34,797                         1,597

AGENDA ITEM 5: To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 23,186,569                 44,975                          33,078                         1,598

-------------------------------------------------------------------------------

A Special Meeting of Shareholders of Regions Aggressive Growth Fund (the "Fund"), a portfolio of Regions Funds (the "Trust"), was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 5,116,104 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                                      SHARES VOTED                       SHARES WITHHELD
                                          FOR                               AUTHORITY
----------------------------------------------------------------------------------------
Thomas G. Bigley                       4,877,818                                 0
Nicholas P. Constantakis               4,877,818                                 0
John F. Cunningham                     4,877,818                                 0
J. Christopher Donahue                 4,877,818                                 0
Charles F. Mansfield, Jr.              4,877,818                                 0
John E. Murray, Jr.                    4,877,818                                 0
John S. Walsh                          4,877,818                                 0

AGENDA ITEM 2: To ratify the selection of Deloitte & Touche LLP as the Trust's independent auditors.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,818                     0                                0                            --

AGENDA ITEM 3: To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

-------------------------------------------------------------------------------

(c) To amend the Fund's fundamental investment policy regarding investments in real estate.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

(d) To amend the Fund's fundamental investment policy regarding investments in commodities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

(e) To amend the Fund's fundamental investment policy regarding underwriting securities.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

--------------------------------------------------------------------------------

(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

AGENDA ITEM 4: To eliminate the Fund's fundamental investment policy on selling securities short.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1

AGENDA ITEM 5: To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

The results of shareholders voting were as follows:

SHARES VOTED             SHARES VOTED                       SHARES                         BROKER
    FOR                    AGAINST                          ABSTAIN                       NON VOTE
--------------------------------------------------------------------------------------------------
 4,877,630                   187                                0                             1


REGIONS TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT
  OR SHARES                                                           VALUE
 ------------ --------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--95.3%
 ---------------------------------------------------------------
              U.S. TREASURY BILLS
              --------------------------------------------------
 $563,000,000 6/3/1999-10/7/1999                                   $559,436,626
              --------------------------------------------------   ------------
              U.S. TREASURY NOTE
              --------------------------------------------------
    3,000,000 5.625%, 10/31/1999                                      3,008,623
              --------------------------------------------------   ------------
              TOTAL UNITED STATES TREASURY OBLIGATIONS (AT
              AMORTIZED COST)                                       562,445,249
              --------------------------------------------------   ------------
 MUTUAL FUNDS SHARES--5.0%
 ---------------------------------------------------------------
   20,116,393 AIM Short-Term Investment Co. Prime Portfolio          20,116,393
              --------------------------------------------------
    9,606,333 Federated U.S. Treasury Cash Reserves Fund              9,606,333
              --------------------------------------------------
       10,000 Goldman Sachs Fund Square Trust                            10,000
              --------------------------------------------------   ------------
              TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                29,732,726
              --------------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST AND VALUE)(1)   $592,177,975
              --------------------------------------------------   ------------

(1) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($590,068,930) at May 31, 1999.

(See Notes which are an integral part of the Financial Statements)


REGIONS LIMITED MATURITY GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 CORPORATE BONDS--21.8%
 ---------------------------------------------------------------
            COMMERCIAL SERVICES--4.6%
            ----------------------------------------------------
 $2,000,000 Donnelley (R.R.) & Sons Co., 6.340%, 6/21/2000         $  2,010,320
            ----------------------------------------------------
  3,000,000 Dow Jones & Co., 5.750%, 12/1/2000                        3,002,100
            ----------------------------------------------------   ------------
            Total                                                     5,012,420
            ----------------------------------------------------   ------------
            CONSUMER NON-DURABLES--1.8%
            ----------------------------------------------------
  2,000,000 PepsiCo, Inc., 5.875%, 6/1/2000                           2,009,980
            ----------------------------------------------------   ------------
            CONSUMER SERVICES--5.4%
            ----------------------------------------------------
  2,000,000 Carnival Corp., 5.650%, 10/15/2000                        1,990,320
            ----------------------------------------------------
  2,000,000 Disney (Walt) Co., 5.600%, 4/17/2000                      2,003,680
            ----------------------------------------------------
  2,000,000 Tribune Co., 5.300%, 4/17/2000                            1,992,940
            ----------------------------------------------------   ------------
            Total                                                     5,986,940
            ----------------------------------------------------   ------------
            FINANCE--AUTOMOTIVE--1.8%
            ----------------------------------------------------
  2,000,000 Ford Motor Credit Corp., 6.375%, 10/6/2000                2,013,980
            ----------------------------------------------------   ------------
            FINANCE--COMMERCIAL--2.3%
            ----------------------------------------------------
    500,000 American Express Credit Corp., 6.750%, 6/1/2001             507,255
            ----------------------------------------------------
  2,000,000 General Electric Capital Corp., 5.625%, 4/10/2000         2,001,120
            ----------------------------------------------------   ------------
            Total                                                     2,508,375
            ----------------------------------------------------   ------------
            FINANCE COMPANIES--1.8%
            ----------------------------------------------------
  2,000,000 International Lease Finance Corp., 5.400%, 1/22/2002      1,960,180
            ----------------------------------------------------   ------------
            PRODUCER MANUFACTURING--1.8%
            ----------------------------------------------------
  2,000,000 Cooper Industries, Inc., 5.620%, 2/15/2001                1,981,420
            ----------------------------------------------------   ------------
            RETAIL TRADE--0.5%
            ----------------------------------------------------
    500,000 Penney (J.C.) Co., Inc., 6.375%, 9/15/2000                  500,025
            ----------------------------------------------------   ------------
            UTILITIES--1.8%
            ----------------------------------------------------
  2,000,000 Southern California Edison Co., 5.875%, 1/15/2001         1,997,940
            ----------------------------------------------------   ------------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $23,943,750)      23,971,260
            ----------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES--49.4%
 ---------------------------------------------------------------
            FEDERAL FARM CREDIT SYSTEM--0.9%
            ----------------------------------------------------
  1,000,000 5.000%, 12/24/2002                                          972,100
            ----------------------------------------------------   ------------
            FEDERAL HOME LOAN BANK--34.5%
            ----------------------------------------------------
  2,000,000 4.630%, 10/9/2001                                         1,954,980
            ----------------------------------------------------
  1,000,000 4.675%, 10/15/2002                                          964,830
            ----------------------------------------------------
 $2,000,000 4.775%, 10/15/2003                                     $  1,904,680
            ----------------------------------------------------
  1,000,000 4.875%, 1/22/2002                                           977,730
            ----------------------------------------------------
  4,000,000 4.910%, 11/19/2001                                        3,931,560
            ----------------------------------------------------
  3,300,000 5.005%, 12/4/2001                                         3,249,906
            ----------------------------------------------------
  1,000,000 5.125%, 2/26/2002                                           983,210
            ----------------------------------------------------
  3,325,000 5.345%, 2/16/2001                                         3,305,017
            ----------------------------------------------------
  1,800,000 5.400%, 1/15/2003                                         1,763,586
            ----------------------------------------------------
  3,000,000 5.410%, 3/26/2002                                         2,964,000
            ----------------------------------------------------
  1,000,000 5.460%, 3/29/2004                                           974,670
            ----------------------------------------------------
  2,000,000 5.575%, 8/28/2001                                         1,994,400
            ----------------------------------------------------
  2,000,000 5.580%, 4/9/2001                                          1,997,200
            ----------------------------------------------------
  3,000,000 5.590%, 3/27/2000                                         3,007,320
            ----------------------------------------------------
  2,000,000 5.610%, 3/1/2001                                          1,996,380
            ----------------------------------------------------
  2,000,000 5.620%, 1/12/2001                                         1,998,880
            ----------------------------------------------------
  2,000,000 5.625%, 6/2/2000                                          2,005,420
            ----------------------------------------------------
  1,000,000 5.950%, 10/6/2000                                         1,006,630
            ----------------------------------------------------
  1,000,000 6.100%, 10/9/2002                                         1,006,600
            ----------------------------------------------------   ------------
            Total                                                    37,986,999
            ----------------------------------------------------   ------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--0.9%
            ----------------------------------------------------
  1,000,000 5.960%, 10/20/2000                                        1,006,950
            ----------------------------------------------------   ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--13.1%
            ----------------------------------------------------
    500,000 MTN, 4/8/2003                                               396,595
            ----------------------------------------------------
  2,000,000 4.625%, 10/15/2001                                        1,953,180
            ----------------------------------------------------
  1,000,000 5.250%, 1/15/2003                                           976,860
            ----------------------------------------------------
  2,000,000 5.360%, 2/16/2001                                         1,990,380
            ----------------------------------------------------
  4,000,000 5.600%, 1/12/2000                                         4,010,760
            ----------------------------------------------------
  1,000,000 5.600%, 2/2/2001                                            999,080
            ----------------------------------------------------
  4,000,000 5.860%, 11/7/2000                                         4,023,320
            ----------------------------------------------------
            Total                                                    14,350,175
            ----------------------------------------------------   ------------
            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
            $54,746,772)                                             54,316,224
            ----------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--23.7%
 ---------------------------------------------------------------
            U.S. TREASURY NOTES--23.7%
            ----------------------------------------------------
 $1,500,000 5.250%, 1/31/2001                                     $  1,497,885
            ----------------------------------------------------
  3,000,000 5.250%, 5/31/2001                                        2,991,810
            ----------------------------------------------------
  3,000,000 5.250%, 8/15/2003                                        2,954,700
            ----------------------------------------------------
  2,000,000 5.375%, 1/31/2000                                        2,006,360
            ----------------------------------------------------
  4,000,000 5.375%, 6/30/2000                                        4,008,680
            ----------------------------------------------------
  3,000,000 5.375%, 6/30/2003                                        2,970,420
            ----------------------------------------------------
    500,000 5.500%, 12/31/2000                                         501,120
            ----------------------------------------------------
  3,750,000 5.500%, 4/15/2000                                        3,762,075
            ----------------------------------------------------
    200,000 5.625%, 10/31/1999                                         200,610
            ----------------------------------------------------
    500,000 5.625%, 11/30/2000                                         502,150
            ----------------------------------------------------
  1,500,000 5.625%, 2/28/2001                                        1,506,195
            ----------------------------------------------------
    500,000 5.750%, 10/31/2000                                         503,040
            ----------------------------------------------------
  1,200,000 5.750%, 11/30/2002                                       1,204,404
            ----------------------------------------------------
  1,000,000 5.875%, 6/30/2000                                        1,007,340
            ----------------------------------------------------
    500,000 IO STRIP, 5/15/2001                                        450,240
            ----------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
            $26,061,938)                                            26,067,029
            ----------------------------------------------------   ------------
 (1)REPURCHASE AGREEMENT--6.9%
 ---------------------------------------------------------------
  7,598,504 GX Clarke & Co., 4.800%, dated 5/28/1999, due
            6/1/1999
            (AT AMORTIZED COST)                                      7,598,504
            ----------------------------------------------------   ------------
            TOTAL INVESTMENTS (IDENTIFIED COST $112,350,964)(2)   $111,953,017
            ----------------------------------------------------   ------------

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $112,350,964. The net unrealized depreciation of investments on a federal tax basis amounts to $397,947 which is comprised of $261,110 appreciation and $659,057 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($109,956,857) at May 31, 1999.

The following acronyms are used throughout this portfolio:

IO--Interest Only
MTN--Medium Term Note
STRIP--Separate Trading of Registered Interest & Principal of Security

(See Notes which are an integral part of the Financial Statements)


REGIONS FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--21.0%
 ---------------------------------------------------------------
             CONSUMER DURABLES--0.4%
             ---------------------------------------------------
             MOTOR VEHICLES
             ---------------------------------------------------
 $   880,000 Ford Motor Co., Note, 8.875%, 4/1/2006                $    985,926
             ---------------------------------------------------   ------------
             CONSUMER SERVICES--0.6%
             ---------------------------------------------------
             NEWSPAPERS
             ---------------------------------------------------
   1,650,000 Dow Jones & Co., Note, 5.75%, 12/1/2000                  1,651,155
             ---------------------------------------------------   ------------
             CONSUMER NON-DURABLES--4.1%
             ---------------------------------------------------
             PACKAGE GOODS/COSMETICS
             ---------------------------------------------------
   3,000,000 Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007           2,949,330
             ---------------------------------------------------   ------------
             PACKAGED FOODS
             ---------------------------------------------------
   2,500,000 Campbell Soup Co., Bond, 6.15%, 12/1/2002                2,504,425
             ---------------------------------------------------
   5,000,000 Sara Lee Corp., Note, 5.95%, 1/20/2005                   4,860,000
             ---------------------------------------------------   ------------
             Total                                                    7,364,425
             ---------------------------------------------------   ------------
             SOFT DRINKS
             ---------------------------------------------------
   1,000,000 PepsiCo, Inc., Note, 5.875%, 6/1/2000                    1,004,990
             ---------------------------------------------------   ------------
             Total Consumer Non-Durables                             11,318,745
             ---------------------------------------------------   ------------
             FINANCE--9.7%
             ---------------------------------------------------
             FINANCE AUTOMOTIVE
             ---------------------------------------------------
   5,000,000 General Motors Acceptance Corp., Sr. Unsub.,
             5.875%, 1/22/2003                                        4,919,450
             ---------------------------------------------------   ------------
             FINANCE COMPANIES
             ---------------------------------------------------
   1,000,000 Associates Corp. of North America, Sr. Note, 5.75%,
             10/15/2003                                                 975,170
             ---------------------------------------------------
   2,000,000 Commercial Credit Co., Note, 5.90%, 9/1/2003             1,958,240
             ---------------------------------------------------
   1,000,000 International Lease Finance Corp., Note, 5.40%,
             1/22/2002                                                  980,090
             ---------------------------------------------------
   5,000,000 National Rural Utilities Cooperative Finance Corp.,
             Note,
             6.046%, 4/15/2003                                        4,965,600
             ---------------------------------------------------
   5,000,000 Sears Roebuck Acceptance Corp., Bond, 6.00%,
             3/20/2003                                                4,924,850
             ---------------------------------------------------   ------------
             Total                                                   13,803,950
             ---------------------------------------------------   ------------
             INVESTMENT BANKERS/BROKERS/SERVICES
             ---------------------------------------------------
   5,000,000 Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003        4,929,200
             ---------------------------------------------------
   2,000,000 Morgan Stanley, Dean Witter & Co., Sr. Unsub.,
             5.625%, 1/20/2004                                        1,933,940
             ---------------------------------------------------   ------------
             Total                                                    6,863,140
             ---------------------------------------------------   ------------
             MAJOR BANKS
             ---------------------------------------------------
 $ 1,000,000 SouthTrust Bank of Alabama, Birmingham, Sub. Note,
             7.00%,
             11/15/2008                                            $  1,012,700
             ---------------------------------------------------   ------------
             Total Finance                                           26,599,240
             ---------------------------------------------------   ------------
             NON-ENERGY MINERALS--1.5%
             ---------------------------------------------------
             ALUMINUM
             ---------------------------------------------------
   4,000,000 Alcoa, Inc., Note, 5.75%, 2/1/2001                       3,988,760
             ---------------------------------------------------   ------------
             PROCESS INDUSTRIES--2.0%
             ---------------------------------------------------
             SPECIALTY CHEMICALS
             ---------------------------------------------------
   2,750,000 Air Products & Chemicals, Inc., Note, 6.25%,
             6/15/2003                                                2,731,768
             ---------------------------------------------------
   3,000,000 Lubrizol Corp., 5.875%, 12/1/2008                        2,819,430
             ---------------------------------------------------   ------------
             Total Process Industries                                 5,551,198
             ---------------------------------------------------   ------------
             UTILITIES--2.7%
             ---------------------------------------------------
             ELECTRIC UTILITIES: WEST
             ---------------------------------------------------
   3,000,000 Southern California Edison Co., Sr. Note, 5.875%,
             1/15/2001                                                2,996,910
             ---------------------------------------------------   ------------
             MAJOR U.S. TELECOMMUNICATIONS
             ---------------------------------------------------
   2,400,000 BellSouth Telecommunications, Inc., Note, 6.00%,
             6/15/2002                                                2,395,248
             ---------------------------------------------------
   2,000,000 New York Telephone Co., Unsecd. Note, 5.875%,
             9/1/2003                                                 1,967,280
             ---------------------------------------------------   ------------
             Total                                                    4,362,528
             ---------------------------------------------------   ------------
             Total Utilities                                          7,359,438
             ---------------------------------------------------   ------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $58,175,927)     57,454,462
             ---------------------------------------------------   ------------
 CORPORATE NOTES--5.5%
 ---------------------------------------------------------------
             CONSUMER SERVICES--1.5%
             ---------------------------------------------------
             HOTELS/RESORTS
             ---------------------------------------------------
   4,000,000 Carnival Corp., Note, 5.65%, 10/15/2000                  3,980,640
             ---------------------------------------------------   ------------
             FINANCE--3.6%
             ---------------------------------------------------
             FINANCE COMPANIES
             ---------------------------------------------------
   2,000,000 American General Finance Corp., Note, 6.05%,
             4/9/2003                                                 1,969,800
             ---------------------------------------------------
   2,000,000 Associates Corp. of North America, Sr. Note, 6.50%,
             7/15/2002                                                2,012,420
             ---------------------------------------------------
   1,000,000 Associates Corp. of North America, Sr. Note,
             6.875%, 8/1/2003                                         1,014,550
             ---------------------------------------------------
   5,000,000 Ford Motor Credit Corp., Sr. Note, 6.00%, 1/14/2003      4,927,200
             ---------------------------------------------------   ------------
             Total Finance                                            9,923,970
             ---------------------------------------------------   ------------
             HEALTH TECHNOLOGY--0.4%
             ---------------------------------------------------
             MAJOR PHARMACEUTICALS
             ---------------------------------------------------
 $ 1,000,000 Warner-Lambert Co., Note, 5.75%, 1/15/2003            $    984,730
             ---------------------------------------------------   ------------
             TOTAL CORPORATE NOTES (IDENTIFIED COST $14,981,680)     14,889,340
             ---------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES--58.7%
 ---------------------------------------------------------------
             FEDERAL FARM CREDIT BANK
             ---------------------------------------------------
   2,000,000 5.00%, 12/24/2002                                        1,944,200
             ---------------------------------------------------
   3,200,000 5.10%, 11/9/2005                                         3,015,840
             ---------------------------------------------------
   3,000,000 5.25%, 12/28/2005                                        2,851,440
             ---------------------------------------------------
   1,000,000 5.75%, 9/1/2005                                            978,040
             ---------------------------------------------------
   5,540,000 5.79%, 3/15/2006                                         5,402,054
             ---------------------------------------------------
   1,000,000 5.90%, 1/10/2005                                           987,010
             ---------------------------------------------------
   1,000,000 5.92%, 12/18/2002                                        1,001,290
             ---------------------------------------------------
   1,000,000 MTN, 5.55%, 2/24/2006                                      960,660
             ---------------------------------------------------
   2,000,000 MTN, 5.70%, 4/28/2006                                    1,939,920
             ---------------------------------------------------   ------------
             Total                                                   19,080,454
             ---------------------------------------------------   ------------
             FEDERAL HOME LOAN BANK
             ---------------------------------------------------
   4,000,000 4.775%, 10/15/2003                                       3,809,360
             ---------------------------------------------------
   2,000,000 4.875%, 1/22/2002                                        1,955,460
             ---------------------------------------------------
   1,500,000 4.91%, 11/19/2001                                        1,474,335
             ---------------------------------------------------
   5,850,000 4.97%, 11/5/2003                                         5,734,229
             ---------------------------------------------------
   7,300,000 5.005%, 12/4/2001                                        7,189,185
             ---------------------------------------------------
   1,000,000 5.005%, 10/1/2003                                          961,350
             ---------------------------------------------------
   2,200,000 5.08%, 10/14/2005                                        2,072,158
             ---------------------------------------------------
   5,000,000 5.10%, 2/5/2004                                          4,804,500
             ---------------------------------------------------
   1,750,000 5.125%, 2/26/2002                                        1,720,618
             ---------------------------------------------------
   3,000,000 5.125%, 9/15/2003                                        2,901,780
             ---------------------------------------------------
   2,000,000 5.135%, 9/23/2003                                        1,932,780
             ---------------------------------------------------
   1,000,000 5.19%, 9/23/2003                                           966,980
             ---------------------------------------------------
   2,000,000 5.345%, 2/16/2001                                        1,987,980
             ---------------------------------------------------
   5,200,000 5.375%, 2/13/2001                                        5,177,172
             ---------------------------------------------------
   1,000,000 5.41%, 3/26/2002                                           988,000
             ---------------------------------------------------
   5,000,000 5.44%, 4/15/2004                                         4,860,100
             ---------------------------------------------------
   2,000,000 5.46%, 3/29/2004                                         1,949,340
             ---------------------------------------------------
   3,000,000 5.62%, 1/12/2001                                         2,998,320
             ---------------------------------------------------
 $ 1,000,000 5.625%, 6/2/2000                                      $  1,002,710
   4,000,000 5.69%, 6/19/2003                                         3,950,080
   4,000,000 5.70%, 3/25/2003                                         3,950,080
             ---------------------------------------------------
   2,000,000 5.717%, 8/25/2003                                        1,973,800
             ---------------------------------------------------
   1,000,000 5.72%, 3/6/2003                                            988,330
             ---------------------------------------------------
   4,925,000 5.76%, 4/9/2003                                          4,873,041
             ---------------------------------------------------
   4,000,000 5.80%, 3/30/2009                                         3,880,000
             ---------------------------------------------------
   2,000,000 5.805%, 8/24/2005                                        1,959,800
             ---------------------------------------------------
   1,000,000 5.86%, 12/30/2002                                          999,360
             ---------------------------------------------------
   3,000,000 6.14%, 12/10/2004                                        3,011,247
             ---------------------------------------------------
   2,800,000 Series BG08, 5.85%, 2/27/2008                            2,704,240
             ---------------------------------------------------
   3,000,000 Series F5-2001, 5.52%, 1/22/2001                         2,990,820
             ---------------------------------------------------
   2,000,000 Series KY-2003, 5.37%, 1/16/2003                         1,957,580
             ---------------------------------------------------
   2,000,000 Series V502, 4.675%, 10/15/2002                          1,929,660
             ---------------------------------------------------   ------------
             Total                                                   89,650,435
             ---------------------------------------------------   ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION
             ---------------------------------------------------
   2,000,000 6.625%, 11/28/2005                                       1,999,400
             ---------------------------------------------------
   2,000,000 7.53%, 8/7/2006                                          2,051,900
             ---------------------------------------------------
     314,132 Series 1414, Class F, 4.93%, 11/15/2007                    322,594
             ---------------------------------------------------   ------------
     903,251 Series 1475, Class O, 7.00%, 2/15/2008                     902,555
             ---------------------------------------------------   ------------
             Total                                                    5,276,449
             ---------------------------------------------------   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION
             ---------------------------------------------------
   2,500,000 Discount Note 10/8/2004                                  1,806,100
             ---------------------------------------------------
   3,500,000 Discount Note 4/8/2003                                   2,776,165
             ---------------------------------------------------
   2,750,000 4.625%, 10/15/2001                                       2,685,623
             ---------------------------------------------------
   2,000,000 5.125%, 2/13/2004                                        1,926,620
             ---------------------------------------------------
   1,000,000 5.36%, 2/16/2001                                           995,190
             ---------------------------------------------------
   4,648,185 6.00%, 9/1/2013                                          4,537,790
             ---------------------------------------------------
   1,100,000 6.31%, 11/1/2004                                         1,109,834
             ---------------------------------------------------
   5,000,000 7.09%, 3/13/2007                                         5,090,750
             ---------------------------------------------------
   2,000,000 7.27%, 2/14/2007                                         2,016,960
             ---------------------------------------------------
  10,000,000 7.55%, 3/27/2007                                        10,137,900
             ---------------------------------------------------
   3,716,165 Series G93-32, Class J, 6.75%, 5/25/2009                 3,752,175
             ---------------------------------------------------
   3,000,000 MTN, 7.11%, 3/20/2006                                    3,036,120
             ---------------------------------------------------
 $ 2,000,000 Unsecured Note, MTN, 7.07%, 10/24/2006                $  2,032,640
             ---------------------------------------------------   ------------
             Total                                                   41,903,867
             ---------------------------------------------------   ------------
   1,977,392 6.00%, 2/15/2014                                         1,932,288
             ---------------------------------------------------
   1,258,359 6.00%, 2/15/2014                                         1,229,655
             ---------------------------------------------------
             Total                                                    3,161,943
             ---------------------------------------------------
             Tennessee Valley Authority
             ---------------------------------------------------   ------------
   2,313,000 10/15/2003                                               1,777,494
             ---------------------------------------------------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
             $163,012,904)                                          160,850,642
             ---------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--11.6%
 ---------------------------------------------------------------
             U.S. TREASURY BONDS
             ---------------------------------------------------
  12,250,000 IO, 02/15/2006                                           8,319,587
             ---------------------------------------------------
   7,000,000 7.50%, 5/15/2002                                         7,365,190
             ---------------------------------------------------   ------------
             Total                                                   15,684,777
             ---------------------------------------------------   ------------
             U.S. TREASURY NOTES
             ---------------------------------------------------
   2,000,000 4.25%, 11/15/2003                                        1,892,080
             ---------------------------------------------------
   5,000,000 5.25%, 8/15/2003                                         4,924,500
             ---------------------------------------------------
   3,300,000 5.50%, 1/31/2003                                         3,285,051
             ---------------------------------------------------
   1,000,000 5.625%, 10/31/1999                                       1,003,050
             ---------------------------------------------------
   3,000,000 5.625%, 2/15/2006                                        2,973,840
             ---------------------------------------------------
   2,000,000 7.50%, 11/15/2001                                        2,087,160
             ---------------------------------------------------   ------------
             Total                                                   16,165,681
             ---------------------------------------------------   ------------
             TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
             $31,236,234)                                            31,850,458
             ---------------------------------------------------   ------------
 (1)REPURCHASE AGREEMENT--2.4%
 ---------------------------------------------------------------
 $ 6,495,751 GX Clarke & Co., 4.80%, dated 5/28/1999, due
             6/1/1999
             (AT AMORTIZED COST)                                   $  6,495,751
             ---------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $273,902,496)(2)   $271,540,653
             ---------------------------------------------------   ------------

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $273,902,496. The net unrealized depreciation of investments on a federal tax basis amounts to $2,361,843 which is comprised of $1,680,643 appreciation and $4,042,486 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($273,865,784) at May 31, 1999.

The following acronyms are used throughout this portfolio:

IO-- Interest Only
MTN -- Medium Term Note

(See Notes which are an integral part of the Financial Statements)

REGIONS BALANCED FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                    VALUE
 ---------- ---------------------------   ------------
 COMMON STOCKS--50.6%
 --------------------------------------
            CONSUMER DURABLES--1.9%
            ---------------------------
            HOME FURNISHINGS
            ---------------------------
      2,500 Newell Rubbermaid, Inc.       $    101,250
            ---------------------------   ------------
            SOFT DRINKS
            ---------------------------
     21,500 Coca-Cola Co.                    1,468,719
            ---------------------------
     32,000 PepsiCo, Inc.                    1,146,000
            ---------------------------   ------------
            Total                            2,614,719
            ---------------------------   ------------
            PHOTOGRAPHIC PRODUCTS
            ---------------------------
      4,000 Eastman Kodak Co.                  270,500
            ---------------------------   ------------
            Total Consumer Durables          2,986,469
            ---------------------------   ------------
            CONSUMER NON-DURABLES--4.4%
            ---------------------------
            PACKAGE GOODS/COSMETICS
            ---------------------------
     10,000 Avon Products, Inc.                494,375
            ---------------------------
     11,000 Colgate-Palmolive Co.            1,098,625
            ---------------------------
     16,000 Dial Corp.                         500,000
            ---------------------------
     13,700 Gillette Co.                       698,700
            ---------------------------
     16,000 Kimberly-Clark Corp.               939,000
            ---------------------------
     12,600 Procter & Gamble Co.             1,176,525
            ---------------------------   ------------
            Total                            4,907,225
            ---------------------------   ------------
            PACKAGED FOODS
            ---------------------------
      8,500 General Mills, Inc.                683,188
            ---------------------------
     24,000 Sara Lee Corp.                     576,000
            ---------------------------   ------------
            Total                            1,259,188
            ---------------------------   ------------
            TOBACCO
            ---------------------------
     19,000 Philip Morris Cos., Inc.           732,688
            ---------------------------   ------------
            Total Consumer Non-Durables      6,899,101
            ---------------------------   ------------
            CONSUMER SERVICES--1.4%
            ---------------------------
            FOOD DISTRIBUTORS
            ---------------------------
     24,000 Sysco Corp.                        712,500
            ---------------------------   ------------
            MEDIA CONGLOMERATES
            ---------------------------
     24,000 Disney (Walt) Co.                  699,000
            ---------------------------   ------------
            RESTAURANTS
            ---------------------------
     22,000 McDonald's Corp.                   847,000
            ---------------------------   ------------
            Total Consumer Services          2,258,500
            ---------------------------   ------------


REGIONS BALANCED FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            ENERGY MINERALS--2.9%
            -------------------------------------
            INTEGRATED OIL COMPANIES
            -------------------------------------
      8,800 Chevron Corp.                           $    815,650
            -------------------------------------
     23,200 Exxon Corp.                                1,853,100
            -------------------------------------
      9,800 Mobil Corp.                                  992,250
            -------------------------------------
     15,000 Texaco, Inc.                                 982,500
            -------------------------------------   ------------
            Total Energy Minerals                      4,643,500
            -------------------------------------   ------------
            ELECTRONIC TECHNOLOGY--8.4%
            -------------------------------------
            AEROSPACE
            -------------------------------------
      5,000 Lockheed Martin Corp.                        202,187
            -------------------------------------   ------------
            COMPUTER COMMUNICATIONS
            -------------------------------------
     16,825 (1) Cisco Systems, Inc.                    1,833,925
            -------------------------------------   ------------
            ELECTRONIC DATA PROCESSING
            -------------------------------------
     24,000 Compaq Computer Corp.                        568,500
            -------------------------------------
      8,500 (1) Gateway 2000, Inc.                       516,906
            -------------------------------------
     18,000 International Business Machines Corp.      2,093,625
            -------------------------------------
     12,000 (1) Sun Microsystems, Inc.                   717,000
            -------------------------------------   ------------
            Total                                      3,896,031
            -------------------------------------   ------------
            ELECTRONICS--DEFENSE
            -------------------------------------
      3,000 Raytheon Co., Class B                        204,187
            -------------------------------------   ------------
            SEMICONDUCTORS
            -------------------------------------
     33,000 Intel Corp.                                1,784,062
            -------------------------------------   ------------
            TELECOMMUNICATIONS EQUIPMENT
            -------------------------------------
     46,000 Lucent Technologies, Inc.                  2,616,250
            -------------------------------------
      7,500 Motorola, Inc.                               621,094
            -------------------------------------
      8,100 Nortel Networks Corp.                        607,500
            -------------------------------------
     24,000 (1) Tellabs, Inc.                          1,404,000
            -------------------------------------   ------------
            Total                                      5,248,844
            -------------------------------------   ------------
            Total Electronic Technology               13,169,236
            -------------------------------------   ------------
            FINANCE--10.6%
            -------------------------------------
            MAJOR BANKS
            -------------------------------------
     19,000 Bank of America Corp.                      1,229,063
            -------------------------------------
     12,500 Chase Manhattan Corp.                        906,250
            -------------------------------------
     13,700 First Union Corp.                            631,056
            -------------------------------------
     27,000 Wells Fargo Co.                            1,080,000
            -------------------------------------   ------------
            Total                                      3,846,369
            -------------------------------------   ------------


REGIONS BALANCED FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            FINANCE--CONTINUED
            -------------------------------------
            FINANCIAL COMPANIES
            -------------------------------------
     17,000 Federal National Mortgage Association   $  1,156,000
            -------------------------------------
     12,300 Household International, Inc.                533,512
            -------------------------------------
     13,500 MBNA Corp.                                   372,937
            -------------------------------------
     30,500 S&P Depositary Receipts Trust, ADR         3,971,195
            -------------------------------------   ------------
            Total                                      6,033,644
            -------------------------------------   ------------
            DIVERSIFIED FINANCIAL SERVICES
            -------------------------------------
     11,000 American Express Co.                       1,333,062
            -------------------------------------
        346 (1) Berkshire Hathaway, Inc., Class B        802,028
            -------------------------------------
     21,900 Citigroup, Inc.                            1,450,875
            -------------------------------------   ------------
            Total                                      3,585,965
            -------------------------------------   ------------
            LIFE INSURANCE
            -------------------------------------
      8,500 American General Corp.                       614,125
            -------------------------------------
      6,800 Jefferson-Pilot Corp.                        460,275
            -------------------------------------
     11,000 Torchmark Corp.                              367,125
            -------------------------------------   ------------
            Total                                      1,441,525
            -------------------------------------   ------------
            MULTILINE INSURANCE
            -------------------------------------
     15,800 American International Group, Inc.         1,806,138
            -------------------------------------   ------------
            Total Finance                             16,713,641
            -------------------------------------   ------------
            HEALTH TECHNOLOGY--5.8%
            -------------------------------------
            MAJOR PHARMACEUTICALS
            -------------------------------------
     33,000 American Home Products Corp.               1,901,625
            -------------------------------------
     23,800 Bristol-Myers Squibb Co.                   1,633,275
            -------------------------------------
     14,500 Johnson & Johnson                          1,343,063
            -------------------------------------
     28,000 Merck & Co., Inc.                          1,890,000
            -------------------------------------
     15,000 Pfizer, Inc.                               1,605,000
            -------------------------------------
     18,000 Schering Plough Corp.                        811,125
            -------------------------------------   ------------
            Total Health Technology                    9,184,088
            -------------------------------------   ------------
            INDUSTRIAL SERVICES--0.6%
            -------------------------------------
            OILFIELD SERVICES/EQUIPMENT
            -------------------------------------
     10,500 Halliburton Co.                              434,438
            -------------------------------------
      9,000 Schlumberger Ltd.                            541,688
            -------------------------------------   ------------
            Total Industrial Services                    976,126
            -------------------------------------   ------------


REGIONS BALANCED FUND
--------------------------------------------------------------------------------

   SHARES                                         VALUE
 ---------- -------------------------------   -------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------
            PROCESS INDUSTRIES--2.5%
            -------------------------------
            PAPER
            -------------------------------
      2,000 International Paper Co.           $     100,000
            -------------------------------
      2,500 Mead Corp.                               93,438
            -------------------------------   -------------
            Total                                   193,438
            -------------------------------   -------------
            MULTI-SECTOR COMPANIES
            -------------------------------
     30,600 General Electric Co.                  3,111,637
            -------------------------------
      8,800 Du Pont (E.I.) de Nemours & Co.         575,850
            -------------------------------   -------------
            Total                                 3,687,487
            -------------------------------   -------------
            Total Process Industries              3,880,925
            -------------------------------   -------------
            PRODUCER MANUFACTURING--1.4%
            -------------------------------
            AUTOMOBILES
            -------------------------------
      3,495 (1) Delphi Auto Systems Corp.            68,583
            -------------------------------
      9,500 Ford Motor Co.                          542,094
            -------------------------------
      5,000 General Motors Corp.                    345,000
            -------------------------------   -------------
            Total                                   955,677
            -------------------------------   -------------
            MACHINERY-DIVERSIFIED
            -------------------------------
      4,500 Deere & Co.                             171,281
            -------------------------------
      1,500 Ingersoll-Rand Co.                       95,531
            -------------------------------   -------------
            Total                                   266,812
            -------------------------------   -------------
            MANUFACTURE-DIVERSIFIED
            -------------------------------
      4,500 Illinois Tool Works, Inc.               345,375
            -------------------------------
      6,500 Tyco International Ltd.                 567,938
            -------------------------------   -------------
            Total                                   913,313
            -------------------------------   -------------
            Total Producer Manufacturing          2,135,802
            -------------------------------   -------------
            RETAIL TRADE--2.6%
            -------------------------------
            BUILDING MATERIALS CHAINS
            -------------------------------
     17,000 Home Depot, Inc.                        966,875
            -------------------------------   -------------
            DISCOUNT STORES
            -------------------------------
      7,500 Dayton-Hudson Corp.                     472,500
            -------------------------------
     53,000 Wal-Mart Stores, Inc.                 2,259,125
            -------------------------------   -------------
            Total                                 2,731,625
            -------------------------------   -------------
            DRUG STORE CHAINS
            -------------------------------
      8,000 Walgreen Co.                            186,000
            -------------------------------   -------------


REGIONS BALANCED FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                          VALUE
 ---------- -------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------------------
            RETAIL TRADE--CONTINUED
            -------------------------------------------------
            FOOD CHAINS
            -------------------------------------------------
      5,500 Albertsons, Inc.                                    $    294,250
            -------------------------------------------------   ------------
            Total Retail Trade                                     4,178,750
            -------------------------------------------------   ------------
            TECHNOLOGY SERVICES--2.8%
            -------------------------------------------------
            COMPUTER SOFTWARE
            -------------------------------------------------
     11,000 (1) BMC Software, Inc.                                   543,812
            -------------------------------------------------
      4,500 Computer Associates International, Inc.                  212,906
            -------------------------------------------------
     45,000 (1) Microsoft Corp.                                    3,630,937
            -------------------------------------------------   ------------
            Total Technology Services                              4,387,655
            -------------------------------------------------   ------------
            UTILITIES--5.3%
            -------------------------------------------------
            ELECTRIC UTILITIES: SOUTH
            -------------------------------------------------
      5,000 Duke Energy Corp.                                        301,562
            -------------------------------------------------
     15,000 Florida Progress Corp.                                   629,062
            -------------------------------------------------
     10,800 SCANA Corp.                                              288,225
            -------------------------------------------------
     20,000 Southern Co.                                             567,500
            -------------------------------------------------   ------------
            Total                                                  1,786,349
            -------------------------------------------------   ------------
            NATURAL GAS
            -------------------------------------------------
      5,500 Williams Cos., Inc. (The)                                284,969
            -------------------------------------------------   ------------
            MAJOR U.S. TELECOMMUNICATIONS
            -------------------------------------------------
     18,600 Ameritech Corp.                                        1,224,113
            -------------------------------------------------
     16,500 Bell Atlantic Corp.                                      903,375
            -------------------------------------------------
     26,000 BellSouth Corp.                                        1,226,875
            -------------------------------------------------
     21,100 (1) MCI Worldcom, Inc.                                 1,822,513
            -------------------------------------------------
     21,000 SBC Communications, Inc.                               1,073,625
            -------------------------------------------------   ------------
            Total                                                  6,250,501
            -------------------------------------------------   ------------
            Total Utilities                                        8,321,819
            -------------------------------------------------   ------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $49,543,687)     79,735,612
            -------------------------------------------------   ------------
 CORPORATE BONDS--6.9%
 ------------------------------------------------------------
            CONSUMER DURABLES--0.1%
            -------------------------------------------------
            MOTOR VEHICLES
            -------------------------------------------------
 $  120,000 Ford Motor Co., Note, 8.875%, 4/1/2006                   134,444
            -------------------------------------------------   ------------
            CONSUMER NON-DURABLES--0.3%
            -------------------------------------------------
            PACKAGE GOODS/COSMETICS
            -------------------------------------------------
    500,000 Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007           491,555
            -------------------------------------------------   ------------


REGIONS BALANCED FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
            CONSUMER SERVICES--0.7%
            ----------------------------------------------------
            NEWSPAPERS
            ----------------------------------------------------
 $1,000,000 Dow Jones & Co., Note, 5.75%, 12/1/2000                $  1,000,700
            ----------------------------------------------------   ------------
            FINANCE--3.7%
            ----------------------------------------------------
            FINANCE COMPANIES
            ----------------------------------------------------
  2,000,000 Commercial Credit Co., Note, 5.90%, 9/1/2003              1,958,240
            ----------------------------------------------------
    425,000 National Rural Utilities Cooperative Finance Corp.,
            Note,
            6.046%, 4/15/2003                                           422,076
            ----------------------------------------------------
  1,000,000 Sears Roebuck Acceptance Corp., Bond, 6.00%,
            3/20/2003                                                   983,800
            ----------------------------------------------------   ------------
            Total                                                     3,364,116
            ----------------------------------------------------   ------------
            INVESTMENT BANKERS/BROKERS/SERVICES
            ----------------------------------------------------
    500,000 Merrill Lynch & Co., Inc., Note, 6.00%, 1/15/2001           500,620
            ----------------------------------------------------
  1,000,000 Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003           985,840
            ----------------------------------------------------
  1,000,000 Morgan Stanley, Dean Witter & Co., Sr. Unsub.,
            5.625%, 1/20/2004                                           966,970
            ----------------------------------------------------   ------------
            Total                                                     2,453,430
            ----------------------------------------------------   ------------
            Total Finance                                             5,817,546
            ----------------------------------------------------   ------------
            PROCESS INDUSTRIES--1.2%
            ----------------------------------------------------
            SPECIALTY CHEMICALS
            ----------------------------------------------------
  1,000,000 Air Products & Chemicals, Inc., Note, 6.25%,
            6/15/2003                                                   993,370
            ----------------------------------------------------
  1,000,000 Lubrizol Corp., 5.875%, 12/1/2008                           939,810
            ----------------------------------------------------   ------------
            Total Process Industries                                  1,933,180
            ----------------------------------------------------   ------------
            RETAIL TRADE--0.3%
            ----------------------------------------------------
            DEPARTMENT STORES
            ----------------------------------------------------
    500,000 Penney (J.C.) Co., Inc., Sr. Note, Series A, 6.375%,
            9/15/2000                                                   500,025
            ----------------------------------------------------   ------------
            UTILITIES--0.6%
            ----------------------------------------------------
            ELECTRIC UTILITIES: WEST
            ----------------------------------------------------
  1,000,000 Pacific Gas & Electric Co., 1st Ref. Mtg., 5.875%,
            10/1/2005                                                   965,410
            ----------------------------------------------------   ------------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $11,010,122)      10,842,860
            ----------------------------------------------------   ------------
 CORPORATE NOTES--4.0%
 ---------------------------------------------------------------
            FINANCE COMPANIES--3.1%
            ----------------------------------------------------
  1,000,000 American General Finance Corp., Note, 6.05%,
            4/9/2003                                                    984,900
            ----------------------------------------------------
    600,000 Associates Corp. of North America, Sr. Note, 6.50%,
            7/15/2002                                                   603,726
            ----------------------------------------------------
    500,000 Associates Corp. of North America, Sr. Note, 6.875%,
            8/1/2003                                                    507,275
            ----------------------------------------------------
  2,850,000 NationsBank Corp., Sr. Note, 5.80%, 1/31/2001             2,844,186
            ----------------------------------------------------   ------------
            Total                                                     4,940,087
            ----------------------------------------------------   ------------


REGIONS BALANCED FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                           VALUE
 ---------- --------------------------------------------------   ------------
 CORPORATE NOTES--CONTINUED
 -------------------------------------------------------------
            HOTELS/RESORTS--0.6%
            --------------------------------------------------
 $1,000,000 Carnival Corp., Note, 5.65%, 10/15/2000              $    995,160
            --------------------------------------------------   ------------
            MAJOR PHARMACEUTICALS--0.3%
            --------------------------------------------------
    400,000 Warner-Lambert Co., Note, 5.75%, 1/15/2003                393,892
            --------------------------------------------------   ------------
            TOTAL CORPORATE NOTES (IDENTIFIED COST $6,318,319)      6,329,139
            --------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES--23.8%
 -------------------------------------------------------------
            FEDERAL FARM CREDIT BANK
            --------------------------------------------------
  2,000,000 5.10%, 11/9/2005                                        1,884,900
            --------------------------------------------------
  1,000,000 5.79%, 3/15/2006                                          975,100
            --------------------------------------------------
    500,000 5.90%, 1/10/2005                                          493,505
            --------------------------------------------------
  1,000,000 5.92%, 12/18/2002                                       1,001,290
            --------------------------------------------------
  1,000,000 MTN, 5.70%, 4/28/2006                                     969,960
            --------------------------------------------------   ------------
            Total                                                   5,324,755
            --------------------------------------------------   ------------
            FEDERAL HOME LOAN BANK
            --------------------------------------------------
  1,000,000 4.63%, 10/9/2001                                          977,490
            --------------------------------------------------
  1,000,000 4.875%, 1/22/2002                                         977,730
            --------------------------------------------------
  2,000,000 4.91%, 11/19/2001                                       1,965,780
            --------------------------------------------------
  1,000,000 5.005%, 10/1/2003                                         961,350
            --------------------------------------------------
  2,000,000 5.08%, 10/14/2005                                       1,883,780
            --------------------------------------------------
  1,000,000 5.125%, 2/26/2002                                         983,210
            --------------------------------------------------
  1,000,000 5.125%, 9/15/2003                                         967,260
            --------------------------------------------------
  2,000,000 5.19%, 9/23/2003                                        1,933,960
            --------------------------------------------------
    500,000 5.41%, 3/26/2002                                          494,000
            --------------------------------------------------
  1,000,000 5.46%, 3/29/2004                                          974,670
            --------------------------------------------------
  1,000,000 5.70%, 3/25/2003                                          987,520
            --------------------------------------------------
  1,000,000 5.717%, 8/25/2003                                         986,900
            --------------------------------------------------
  2,000,000 5.805%, 8/24/2005                                       1,959,800
            --------------------------------------------------
  1,000,000 6.10%, 10/9/2002                                        1,006,600
            --------------------------------------------------
  3,000,000 Series BG08, 5.85%, 2/27/2008                           2,897,400
            --------------------------------------------------
  1,550,000 Series F5-2001, 5.52%, 1/22/2001                        1,545,257
            --------------------------------------------------
  2,000,000 Series KY-2003, 5.37%, 1/16/2003                        1,957,580
            --------------------------------------------------
  1,000,000 Series V502, 4.675%, 10/15/2002                           964,830
            --------------------------------------------------   ------------
            Total                                                  24,425,117
            --------------------------------------------------   ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
            --------------------------------------------------
  1,500,000 Discount Note, 10/8/2004                                1,083,660
            --------------------------------------------------


REGIONS BALANCED FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                         VALUE
 ---------- ------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES--CONTINUED
 -----------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
            ------------------------------------------------
 $  500,000 Series G93-32, Class J, 6.75%, 5/25/2009           $    504,845
            ------------------------------------------------
  1,000,000 6.09%, 8/21/2000                                      1,007,930
            ------------------------------------------------
  1,000,000 6.70%, 12/12/2006                                     1,004,380
            ------------------------------------------------
    500,000 6.82%, 12/13/2006                                       502,490
            ------------------------------------------------   ------------
            Total                                                 4,103,305
            ------------------------------------------------   ------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
            ------------------------------------------------
    988,696 6.00%, 2/15/2014                                        966,144
            ------------------------------------------------
    494,367 6.00%, 2/15/2014                                        483,091
            ------------------------------------------------   ------------
            Total                                                 1,449,235
            ------------------------------------------------   ------------
            TENNESSEE VALLEY AUTHORITY
            ------------------------------------------------
  1,500,000 10/15/2003                                            1,152,720
            ------------------------------------------------
  1,000,000 6.00%, 11/1/2000                                      1,007,640
            ------------------------------------------------   ------------
            Total                                                 2,160,360
            ------------------------------------------------   ------------
            TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST
            $38,251,881)                                         37,462,772
            ------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--8.4%
 -----------------------------------------------------------
            U.S. TREASURY NOTES
            ------------------------------------------------
  2,000,000 STRIPS, IO, 02/15/2006                                1,358,300
            ------------------------------------------------
  2,500,000 STRIPS, IO, 05/15/2001                                2,251,200
            ------------------------------------------------
    700,000 4.25%, 11/15/2003                                       662,228
            ------------------------------------------------
  1,000,000 4.50%, 9/30/2000                                        989,940
            ------------------------------------------------
  2,000,000 5.25%, 8/15/2003                                      1,969,800
            ------------------------------------------------
  2,000,000 5.50%, 1/31/2003                                      1,990,940
            ------------------------------------------------
  1,000,000 5.625%, 2/15/2006                                       991,280
            ------------------------------------------------
  1,000,000 5.625%, 2/28/2001                                     1,004,130
            ------------------------------------------------
  1,000,000 6.25%, 2/15/2003                                      1,020,130
            ------------------------------------------------
  1,000,000 7.50%, 5/15/2002                                      1,052,170
            ------------------------------------------------   ------------
            TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
            $13,131,174)                                         13,290,118
            ------------------------------------------------   ------------


REGIONS BALANCED FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                VALUE
 ---------- -----------------------   ------------
 (2)REPURCHASE AGREEMENT--5.5%
 ----------------------------------
 $8,641,825 GX Clarke & Co., 4.80%,
            dated 5/28/1999, due
            6/1/1999
            (AT AMORTIZED COST)       $  8,641,825
            -----------------------   ------------
            TOTAL INVESTMENTS
            (IDENTIFIED COST
            $126,897,008)(3)          $156,302,326
            -----------------------   ------------

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $126,897,008. The net unrealized appreciation of investments on a federal tax basis amounts to $29,405,318 which is comprised of $31,596,217 appreciation and $2,190,899 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($157,513,444) at May 31, 1999.

The following acronyms are used throughout this portfolio:

ADR -- American Depositary Receipt
IO -- Interest Only
MTN -- Medium Term Note
STRIPS -- Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)


REGIONS VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                          VALUE
 ---------- ---------------------------------   ------------
 COMMON STOCKS--97.2%
 --------------------------------------------
            COMMERCIAL SERVICES--1.8%
            ---------------------------------
            COMMERCIAL SERVICES/MISCELLANEOUS
            ---------------------------------
     40,000 (1) Cendant Corp.                   $    737,500
            ---------------------------------   ------------
            COMPUTERS SERVICES
            ---------------------------------
     22,000 (1) Computer Sciences Corp.            1,423,125
            ---------------------------------
     23,000 Electronic Data Systems Corp.          1,293,750
            ---------------------------------   ------------
            Total                                  2,716,875
            ---------------------------------   ------------
            DATA PROCESSING
            ---------------------------------
     21,000 First Data Corp.                         943,688
            ---------------------------------   ------------
            FOOD DISTRIBUTORS
            ---------------------------------
     20,000 ConAgra, Inc.                            521,250
            ---------------------------------   ------------
            Total Commercial Services              4,919,313
            ---------------------------------   ------------
            CONSUMER DURABLES--4.8%
            ---------------------------------
            FOOTWEAR
            ---------------------------------
     13,000 Nike, Inc., Class B                      792,187
            ---------------------------------   ------------
            MOTOR VEHICLES
            ---------------------------------
     63,000 Ford Motor Co.                         3,594,937
            ---------------------------------
     36,000 General Motors Corp.                   2,484,000
            ---------------------------------   ------------
            Total                                  6,078,937
            ---------------------------------   ------------
            NEWSPAPERS
            ---------------------------------
     20,000 Gannett Co., Inc.                      1,445,000
            ---------------------------------
      6,000 Tribune Co.                              473,625
            ---------------------------------   ------------
            Total                                  1,918,625
            ---------------------------------   ------------
            PHOTOGRAPHIC PRODUCTS
            ---------------------------------
     25,000 Eastman Kodak Co.                      1,690,625
            ---------------------------------
     32,000 Xerox Corp.                            1,798,000
            ---------------------------------   ------------
            Total                                  3,488,625
            ---------------------------------   ------------
            PUBLISHING
            ---------------------------------
     10,000 McGraw-Hill Co., Inc.                    518,750
            ---------------------------------   ------------
            Total Consumer Durables               12,797,124
            ---------------------------------   ------------
            CONSUMER NON-DURABLES--0.6%
            ---------------------------------
            TOBACCO
            ---------------------------------
     50,000 RJR Nabisco Holdings Corp.             1,546,875
            ---------------------------------   ------------


REGIONS VALUE FUND
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ---------- --------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
            CONSUMER SERVICES--7.1%
            --------------------------------------
            BROADCASTING
            --------------------------------------
     34,000 CBS Corp.                                $  1,419,500
            --------------------------------------
     13,000 (1) Clear Channel Communications, Inc.        858,812
            --------------------------------------
     33,000 (1) MediaOne Group, Inc.                    2,437,875
            --------------------------------------   ------------
            Total                                       4,716,187
            --------------------------------------   ------------
            HOTELS/RESORTS
            --------------------------------------
     25,000 Carnival Corp., Class A                     1,025,000
            --------------------------------------
     12,000 Marriott International, Inc., Class A         456,750
            --------------------------------------   ------------
            Total                                       1,481,750
            --------------------------------------   ------------
            LEISURE PRODUCTS
            --------------------------------------
     14,000 Mattel, Inc.                                  370,125
            --------------------------------------   ------------
            MEDIA CONGLOMERATES
            --------------------------------------
    105,000 Disney (Walt) Co.                           3,058,125
            --------------------------------------
     18,000 Seagram Co. Ltd.                              934,874
            --------------------------------------
     65,000 Time Warner, Inc.                           4,424,063
            --------------------------------------
     36,000 (1) Viacom, Inc., Class B                   1,386,000
            --------------------------------------   ------------
            Total                                       9,803,062
            --------------------------------------   ------------
            RESTAURANTS
            --------------------------------------
     72,000 McDonald's Corp.                            2,772,000
            --------------------------------------   ------------
            Total Consumer Services                    19,143,124
            --------------------------------------   ------------
            ELECTRONIC TECHNOLOGY--7.8%
            --------------------------------------
            AEROSPACE
            --------------------------------------
     51,000 Boeing Co.                                  2,154,750
            --------------------------------------
      7,000 General Dynamics Corp.                        460,250
            --------------------------------------
     36,000 Lockheed Martin Corp.                       1,455,750
            --------------------------------------   ------------
            Total                                       4,070,750
            --------------------------------------   ------------
            COMPUTER SOFTWARE
            --------------------------------------
     17,000 (1) Novell, Inc.                              399,500
            --------------------------------------
     12,000 (1) Unisys Corp.                              455,250
            --------------------------------------   ------------
            Total                                         854,750
            --------------------------------------   ------------
            ELECTRONIC DATA PROCESSING
            --------------------------------------
     80,000 Compaq Computer Corp.                       1,895,000
            --------------------------------------
     52,000 Hewlett-Packard Co.                         4,904,250
            --------------------------------------   ------------
            Total                                       6,799,250
            --------------------------------------   ------------


REGIONS VALUE FUND
--------------------------------------------------------------------------------

   SHARES                                                VALUE
 ---------- ---------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------
            ELECTRONIC TECHNOLOGY--CONTINUED
            ---------------------------------------
            ELECTRICAL EQUIPMENT
            ---------------------------------------
     24,000 Emerson Electric Co.                      $  1,533,000
            ---------------------------------------
     12,000 Honeywell, Inc.                              1,135,500
            ---------------------------------------
      8,000 Rockwell International Corp.                   441,500
            ---------------------------------------   ------------
            Total                                        3,110,000
            ---------------------------------------   ------------
            SEMICONDUCTORS
            ---------------------------------------
     18,000 (1) Applied Materials, Inc.                    988,875
            ---------------------------------------
     13,000 Micron Technology, Inc.                        493,187
            ---------------------------------------
     20,000 Texas Instruments, Inc.                      2,187,500
            ---------------------------------------   ------------
            Total                                        3,669,562
            ---------------------------------------   ------------
            TELECOMMUNICATIONS EQUIPMENT
            ---------------------------------------
     30,000 Motorola, Inc.                               2,484,375
            ---------------------------------------   ------------
            Total Electronic Technology                 20,988,687
            ---------------------------------------   ------------
            ENERGY--MINERALS--11.7%
            ---------------------------------------
            INTEGRATED OIL COMPANIES
            ---------------------------------------
     32,000 Atlantic Richfield Co.                       2,678,000
            ---------------------------------------
     15,000 Baker Hughes, Inc.                             466,875
            ---------------------------------------
     10,000 Burlington Resources, Inc.                     429,375
            ---------------------------------------
     35,000 Chevron Corp.                                3,244,063
            ---------------------------------------
    127,000 Exxon Corp.                                 10,144,125
            ---------------------------------------
     40,000 Mobil Corp.                                  4,050,000
            ---------------------------------------
     24,000 Phillips Petroleum Co.                       1,258,500
            ---------------------------------------
    113,000 Royal Dutch Petroleum Co., ADR               6,391,563
            ---------------------------------------
     30,000 Texaco, Inc.                                 1,965,000
            ---------------------------------------
     24,000 Unocal Corp.                                   954,000
            ---------------------------------------   ------------
            Total Energy--Minerals                      31,581,501
            ---------------------------------------   ------------
            FINANCE--21.2%
            ---------------------------------------
            DIVERSIFIED FINANCIAL SERVICES
            ---------------------------------------
    117,000 Citigroup, Inc.                              7,751,250
            ---------------------------------------   ------------
            FINANCE COMPANIES
            ---------------------------------------
     42,000 Associates First Capital Corp., Class A      1,722,000
            ---------------------------------------
     56,000 Federal National Morgage Association         3,808,000
            ---------------------------------------
     20,000 Household International, Inc.                  867,500
            ---------------------------------------   ------------
            Total                                        6,397,500
            ---------------------------------------   ------------


REGIONS VALUE FUND
--------------------------------------------------------------------------------

   SHARES                                                VALUE
 ---------- ---------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------
            FINANCE--CONTINUED
            ---------------------------------------
            INSURANCE/MISCELLANEOUS
            ---------------------------------------
     10,500 AON Corp.                                 $    451,500
            ---------------------------------------
     12,000 Marsh & McLennan Co., Inc.                     873,000
            ---------------------------------------   ------------
            Total                                        1,324,500
            ---------------------------------------   ------------
            INVESTMENT BANKERS/BROKERS/SERVICES
            ---------------------------------------
      8,000 J.P. Morgan & Co., Inc.                      1,114,500
            ---------------------------------------
     16,000 Merrill Lynch & Co., Inc.                    1,344,000
            ---------------------------------------
     31,000 Morgan Stanley, Dean Witter & Co.            2,991,500
            ---------------------------------------   ------------
            Total                                        5,450,000
            ---------------------------------------   ------------
            MAJOR BANKS
            ---------------------------------------
     15,000 BB&T Corp.                                     547,500
            ---------------------------------------
     93,000 Bank of America Corp.                        6,015,938
            ---------------------------------------
     63,000 Bank One Corporation                         3,563,437
            ---------------------------------------
     40,000 Bank of New York Co., Inc.                   1,430,000
            ---------------------------------------
     46,000 Chase Manhattan Corp.                        3,335,000
            ---------------------------------------
      7,000 Comerica, Inc.                                 423,062
            ---------------------------------------
     12,000 Fifth Third Bancorp                            818,250
            ---------------------------------------
     54,000 First Union Corp.                            2,487,375
            ---------------------------------------
    100,000 Fleet Financial Group, Inc.                  4,112,500
            ---------------------------------------
     20,000 KeyCorp                                        695,000
            ---------------------------------------
     15,000 National City Corp.                            992,812
            ---------------------------------------
      5,000 Northern Trust Corp.                           451,875
            ---------------------------------------
     14,000 PNC Bank Corp.                                 801,500
            ---------------------------------------
     12,000 State Street Corp.                             915,000
            ---------------------------------------
     25,000 SunTrust Banks, Inc.                         1,687,500
            ---------------------------------------
     18,000 Wachovia Corp.                               1,588,500
            ---------------------------------------   ------------
            Total                                       29,865,249
            ---------------------------------------   ------------
            MULTI-LINE INSURANCE
            ---------------------------------------
     40,000 Allstate Corp.                               1,457,500
            ---------------------------------------
     10,000 CIGNA Corp.                                    932,500
            ---------------------------------------
     11,000 Hartford Financial Services Group, Inc.        695,750
            ---------------------------------------   ------------
            Total                                        3,085,750
            ---------------------------------------   ------------
            PROPERTY-CASUALTY INSURERS
            ---------------------------------------
     24,000 Chubb Corp.                                  1,681,500
            ---------------------------------------


REGIONS VALUE FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            FINANCE--CONTINUED
            -------------------------------------
            PROPERTY-CASUALTY INSURERS--CONTINUED
            -------------------------------------
      3,500 Progressive Corp., OH                   $    491,312
            -------------------------------------   ------------
            Total                                      2,172,812
            -------------------------------------   ------------
            SAVINGS & LOAN
            -------------------------------------
     30,000 Washington Mutual, Inc.                    1,145,625
            -------------------------------------   ------------
            Total Finance                             57,192,686
            -------------------------------------   ------------
            HEALTHCARE/DRUG--1.3%
            -------------------------------------
            HOSPITAL MANAGEMENT
            -------------------------------------
     45,000 Columbia/HCA Healthcare Corp.              1,060,312
            -------------------------------------   ------------
            MAJOR PHARMACEUTICALS
            -------------------------------------
     24,000 Pharmacia & Upjohn, Inc.                   1,330,500
            -------------------------------------   ------------
            MANAGED CARE
            -------------------------------------
      7,000 Aetna, Inc.                                  635,688
            -------------------------------------
      8,000 United Healthcare Corp.                      466,000
            -------------------------------------   ------------
            Total                                      1,101,688
            -------------------------------------   ------------
            Total Healthcare/Drug                      3,492,500
            -------------------------------------   ------------
            INDUSTRIAL SERVICES--0.9%
            -------------------------------------
            OILFIELD SERVICES/EQUIPMENT
            -------------------------------------
     20,000 Halliburton Co.                              827,500
            -------------------------------------
     26,000 Schlumberger Ltd.                          1,564,875
            -------------------------------------   ------------
            Total Industrial Services                  2,392,375
            -------------------------------------   ------------
            LIFE INSURANCE--2.9%
            -------------------------------------
            LIFE INSURANCE
            -------------------------------------
     23,000 American General Corp.                     1,661,750
            -------------------------------------
     80,000 Conseco, Inc.                              2,445,000
            -------------------------------------
     40,000 Jefferson-Pilot Corp.                      2,707,500
            -------------------------------------
      5,000 Lincoln National Corp.                       508,750
            -------------------------------------
      6,000 Transamerica Corp.                           440,250
            -------------------------------------   ------------
            Total Life Insurance                       7,763,250
            -------------------------------------   ------------
            NON-ENERGY MINERALS--1.7%
            -------------------------------------
            ALUMINUM
            -------------------------------------
     60,000 Alcoa, Inc.                                3,300,000
            -------------------------------------   ------------
            FOREST PRODUCTS
            -------------------------------------
      9,000 Weyerhaeuser Co.                             558,563
            -------------------------------------   ------------


REGIONS VALUE FUND
--------------------------------------------------------------------------------

   SHARES                                             VALUE
 ---------- ------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
            NON-ENERGY MINERALS--CONTINUED
            ------------------------------------
            OTHER METALS/MINERALS
            ------------------------------------
     16,000 Phelps Dodge Corp.                     $    829,000
            ------------------------------------   ------------
            Total Non-Energy Minerals                 4,687,563
            ------------------------------------   ------------
            PROCESS INDUSTRIES--5.3%
            ------------------------------------
            CHEMICALS
            ------------------------------------
     10,000 Air Products & Chemicals, Inc.              410,000
            ------------------------------------
     10,000 Dow Chemical Co.                          1,215,000
            ------------------------------------
     57,000 Du Pont (E.I.) de Nemours & Co.           3,729,937
            ------------------------------------   ------------
            Total                                     5,354,937
            ------------------------------------   ------------
            DIVERSIFIED CHEMICALS
            ------------------------------------
     45,000 Monsanto Co.                              1,867,500
            ------------------------------------
      8,000 PPG Industries, Inc.                        485,500
            ------------------------------------   ------------
            Total                                     2,353,000
            ------------------------------------   ------------
            MULTI-SECTOR COMPANIES
            ------------------------------------
     16,000 Raytheon Co., Class B                     1,089,000
            ------------------------------------   ------------
            PAPER
            ------------------------------------
      5,000 Georgia-Pacific Corp.                       432,188
            ------------------------------------
     35,000 International Paper Co.                   1,750,000
            ------------------------------------
     90,000 Mead Corp.                                3,363,750
            ------------------------------------   ------------
            Total                                     5,545,938
            ------------------------------------   ------------
            Total Process Industries                 14,342,875
            ------------------------------------   ------------
            PRODUCER MANUFACTURING--6.4%
            ------------------------------------
            AUTO PARTS: O.E.M.
            ------------------------------------
     10,000 Dana Corp.                                  516,250
            ------------------------------------
     60,000 Genuine Parts Co.                         2,021,250
            ------------------------------------
     10,000 Goodyear Tire & Rubber Co.                  596,875
            ------------------------------------
     10,000 TRW, Inc.                                   500,625
            ------------------------------------   ------------
            Total                                     3,635,000
            ------------------------------------   ------------
            BUILDING MATERIALS
            ------------------------------------
     25,000 Masco Corp.                                 714,062
            ------------------------------------   ------------
            DIVERSIFIED MANUFACTURE
            ------------------------------------
     29,000 Allied-Signal, Inc.                       1,683,813
            ------------------------------------
     43,000 Illinois Tool Works, Inc.                 3,300,250
            ------------------------------------
     20,000 Minnesota Mining & Manufacturing Co.      1,715,000
            ------------------------------------
      7,000 Textron, Inc.                               623,438
            ------------------------------------


REGIONS VALUE FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            PRODUCER MANUFACTURING--CONTINUED
            -------------------------------------
            DIVERSIFIED MANUFACTURE--CONTINUED
            -------------------------------------
     22,000 United Technologies Corp.               $  1,365,375
            -------------------------------------   ------------
            Total                                      8,687,876
            -------------------------------------   ------------
            INDUSTRIAL MACHINERY/COMPONENTS
            -------------------------------------
     17,000 Caterpillar, Inc.                            932,875
            -------------------------------------
     10,000 Deere & Co.                                  380,625
            -------------------------------------
     47,000 Ingersoll-Rand Co.                         2,993,312
            -------------------------------------   ------------
            Total                                      4,306,812
            -------------------------------------   ------------
            Total Producer Manufacturing              17,343,750
            -------------------------------------   ------------
            RETAIL TRADE--4.5%
            -------------------------------------
            APPAREL
            -------------------------------------
     11,000 Limited, Inc.                                537,625
            -------------------------------------   ------------
            BUILDING SUPPLIES
            -------------------------------------
     18,000 Lowe's Co., Inc.                             934,875
            -------------------------------------   ------------
            COMPUTERS & ELECTRONICS
            -------------------------------------
     30,000 Circuit City Stores, Inc.                  2,154,375
            -------------------------------------   ------------
            DRUG STORES CHAINS
            -------------------------------------
     25,000 Rite Aid Corp.                               625,000
            -------------------------------------   ------------
            FOOD CHAINS
            -------------------------------------
     85,000 American Stores Co.                        2,805,000
            -------------------------------------   ------------
            GENERAL MERCHANDISE
            -------------------------------------
     10,000 (1) Costco Co., Inc.                         725,000
            -------------------------------------
     23,000 (1) K Mart Corp.                             353,625
            -------------------------------------
     17,000 Sears, Roebuck & Co.                         812,813
            -------------------------------------   ------------
            Total                                      1,891,438
            -------------------------------------   ------------
            MAJOR DEPARTMENT STORES
            -------------------------------------
     10,000 (1) Federated Department Stores, Inc.        545,000
            -------------------------------------
     16,000 May Department Stores Co.                    693,000
            -------------------------------------
     25,000 Nordstrom, Inc.                              887,500
            -------------------------------------
     12,000 Penney (J.C.) Co., Inc.                      620,250
            -------------------------------------   ------------
            Total                                      2,745,750
            -------------------------------------   ------------
            RETAIL/MISCELLANEOUS
            -------------------------------------
      7,000 (1) Kroger Co., Inc.                         409,937
            -------------------------------------   ------------
            Total Retail Trade                        12,104,000
            -------------------------------------   ------------


REGIONS VALUE FUND
--------------------------------------------------------------------------------

   SHARES                                      VALUE
 ---------- -----------------------------   ------------
 COMMON STOCKS--CONTINUED
 ----------------------------------------
            TRANSPORTATION--2.4%
            -----------------------------
            AIR FREIGHT
            -----------------------------
     14,000 (1) FDX Corp.                   $    770,875
            -----------------------------   ------------
            AIRLINES
            -----------------------------
     26,000 (1) AMR Corp.                      1,691,625
            -----------------------------
      7,000 Delta Air Lines, Inc.                401,625
            -----------------------------   ------------
            Total                              2,093,250
            -----------------------------   ------------
            RAILROADS
            -----------------------------
     22,000 Burlington Northern Santa Fe         682,000
            -----------------------------
     10,000 CSX Corp.                            469,375
            -----------------------------
     25,000 Norfolk Southern Corp.               818,750
            -----------------------------
     27,000 Union Pacific Corp.                1,540,688
            -----------------------------   ------------
            Total                              3,510,813
            -----------------------------   ------------
            Total Transportation               6,374,938
            -----------------------------   ------------
            UTILITIES--16.8%
            -----------------------------
            ELECTRIC UTILITIES: SOUTH
            -----------------------------
     13,000 Consolidated Edison Co.              631,312
            -----------------------------
     85,000 Duke Energy Corp.                  5,126,563
            -----------------------------
     90,000 FPL Group, Inc.                    5,236,875
            -----------------------------
     13,000 Peco Energy Co.                      636,187
            -----------------------------
     20,000 P G & E Corp.                        675,000
            -----------------------------
     33,000 Southern Co.                         936,375
            -----------------------------
     15,000 Texas Utilities Co.                  675,000
            -----------------------------   ------------
            Total                             13,917,312
            -----------------------------   ------------
            MAJOR U.S. TELECOMMUNICATIONS
            -----------------------------
     13,000 Alltel Corp.                         931,938
            -----------------------------
    164,000 AT&T Corp.                         9,102,000
            -----------------------------
     83,000 Bell Atlantic Corp.                4,544,250
            -----------------------------
    103,000 BellSouth Corp.                    4,860,313
            -----------------------------
      9,000 Frontier Corp.                       473,625
            -----------------------------
     51,000 GTE Corp.                          3,216,188
            -----------------------------
     25,000 Sprint Corp.                       2,818,750
            -----------------------------
     20,000 (1) Sprint PCS Group                 900,000
            -----------------------------
     27,000 U.S. West, Inc.                    1,459,688
            -----------------------------   ------------
            Total                             28,306,752
            -----------------------------   ------------


REGIONS VALUE FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------------------
            UTILITIES--CONTINUED
            ---------------------------------------------------
            NATURAL GAS
            ---------------------------------------------------
     21,000 Coastal Corp.                                         $    809,813
            ---------------------------------------------------
     15,000 Enron Corp.                                              1,070,625
            ---------------------------------------------------
     20,000 Williams Cos., Inc. (The)                                1,036,250
            ---------------------------------------------------   ------------
            Total                                                    2,916,688
            ---------------------------------------------------   ------------
            Total Utilities                                         45,140,752
            ---------------------------------------------------   ------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $227,896,095)     261,811,313
            ---------------------------------------------------   ------------
 (2)REPURCHASE AGREEMENT--2.7%
 --------------------------------------------------------------
 $7,110,827 GX Clarke & Co., 4.80%, dated 5/28/1999, due
            6/1/1999 (AT AMORTIZED COST)                             7,110,827
            ---------------------------------------------------   ------------
            TOTAL INVESTMENTS (IDENTIFIED COST $235,006,922)(3)   $268,922,140
            ---------------------------------------------------   ------------

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $235,006,922. The net unrealized appreciation of investments on a federal tax basis amounts to $33,915,218 which is comprised of $40,415,849 appreciation and $6,500,631 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($269,277,274) at May 31, 1999.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


REGIONS GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                         VALUE
 ----------- -------------------------------   ------------
 COMMON STOCKS--96.7%
 -------------------------------------------
             BANKING--1.7%
             -------------------------------
      79,000 U.S. Bancorp, Inc.                $  2,567,500
             -------------------------------
     181,000 Wells Fargo Co.                      7,240,000
             -------------------------------   ------------
             Total Banking                        9,807,500
             -------------------------------   ------------
             BASIC INDUSTRIES--1.1%
             -------------------------------
             CHEMICALS/METALS
             -------------------------------
      64,000 Du Pont (E.I.) de Nemours & Co.      4,188,000
             -------------------------------
      52,000 Monsanto Co.                         2,158,000
             -------------------------------   ------------
             Total Basic Industries               6,346,000
             -------------------------------   ------------
             CAPITAL GOODS--7.1%
             -------------------------------
             EQUIPMENT--MACHINERY
             -------------------------------
      41,000 Corning, Inc.                        2,239,625
             -------------------------------
     341,000 General Electric Co.                34,675,437
             -------------------------------
      44,000 Pitney Bowes, Inc.                   2,805,000
             -------------------------------   ------------
             Total Capital Goods                 39,720,062
             -------------------------------   ------------
             CONSUMER CYCLICAL--7.5%
             -------------------------------
             ENTERTAINMENT
             -------------------------------
      42,000 Mattel, Inc.                         1,110,375
             -------------------------------   ------------
             MERCHANDISE/MASS MERCHANDISING
             -------------------------------
      16,000 (1) Costco Co., Inc.                 1,160,000
             -------------------------------
      53,000 Dayton-Hudson Corp.                  3,339,000
             -------------------------------
     469,000 Wal-Mart Stores, Inc.               19,991,125
             -------------------------------   ------------
             Total                               24,490,125
             -------------------------------   ------------
             MECHANDISE/SPECIALTY
             -------------------------------
      69,000 Gap (The), Inc.                      4,316,813
             -------------------------------
     175,000 Home Depot, Inc.                     9,953,125
             -------------------------------
      97,000 Walgreen Co.                         2,255,250
             -------------------------------   ------------
             Total                               16,525,188
             -------------------------------   ------------
             Total Consumer Cyclical             42,125,688
             -------------------------------   ------------
             CONSUMER NON-CYCLICAL--7.5%
             -------------------------------
             TOBACCO/COSMETICS/HOUSEHOLD
             -------------------------------
      36,000 Avon Products, Inc.                  1,779,750
             -------------------------------
      17,000 Clorox Co.                           1,715,938
             -------------------------------
      31,000 Colgate-Palmolive Co.                3,096,125
             -------------------------------


REGIONS GROWTH FUND
--------------------------------------------------------------------------------

   SHARES                                                VALUE
 ----------- --------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------
             CONSUMER NON-CYCLICAL--CONTINUED
             --------------------------------------
             TOBACCO/COSMETICS/HOUSEHOLD--CONTINUED
             --------------------------------------
     131,000 Gillette Co.                             $  6,681,000
             --------------------------------------
      67,000 Kimberly-Clark Corp.                        3,932,063
             --------------------------------------
     208,000 Philip Morris Co., Inc.                     8,021,000
             --------------------------------------
     138,000 Procter & Gamble Co.                       12,885,750
             --------------------------------------
      60,714 Unilever N.V., ADR                          3,965,383
             --------------------------------------   ------------
             Total Consumer Non-Cyclical                42,077,009
             --------------------------------------   ------------
             CONSUMER SERVICES--2.7%
             --------------------------------------
             COMPUTERS SERVICES
             --------------------------------------
      23,000 (1) Computer Sciences Corp.                 1,487,813
             --------------------------------------
      75,000 Nortel Networks Corp.                       5,625,000
             --------------------------------------   ------------
             Total                                       7,112,813
             --------------------------------------   ------------
             DATA PROCESSING
             --------------------------------------
      93,500 Automatic Data Processing, Inc.             3,851,031
             --------------------------------------   ------------
             WASTE MANAGEMENT
             --------------------------------------
      77,000 Waste Management, Inc.                      4,071,375
             --------------------------------------   ------------
             Total Consumer Services                    15,035,219
             --------------------------------------   ------------
             ENERGY--0.7%
             --------------------------------------
             OIL SERVICES
             --------------------------------------
      32,000 Halliburton Co.                             1,324,000
             --------------------------------------
      45,000 Schlumberger Ltd.                           2,708,438
             --------------------------------------   ------------
             Total Energy                                4,032,438
             --------------------------------------   ------------
             FOOD & BEVERAGE--6.4%
             --------------------------------------
      58,000 Anheuser-Busch Co., Inc.                    4,237,625
             --------------------------------------
      31,000 BestFoods                                   1,550,000
             --------------------------------------
      41,000 Campbell Soup Co.                           1,809,125
             --------------------------------------
     249,000 Coca-Cola Co.                              17,009,812
             --------------------------------------
      16,000 General Mills, Inc.                         1,286,000
             --------------------------------------
      34,000 Heinz (H.J.) Co.                            1,642,625
             --------------------------------------
      29,500 Kellogg Co.                                 1,023,281
             --------------------------------------
     147,000 PepsiCo, Inc.                               5,264,437
             --------------------------------------
      96,000 Sara Lee Corp.                              2,304,000
             --------------------------------------   ------------
             Total Food & Beverage                      36,126,905
             --------------------------------------   ------------


REGIONS GROWTH FUND
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
 ----------- ---------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------
             HEALTHCARE/DRUG--14.2%
             ---------------------------------------
     161,000 American Home Products Corp.              $  9,277,625
             ---------------------------------------
     220,000 Bristol-Myers Squibb Co.                    15,097,500
             ---------------------------------------
     121,000 Lilly (Eli) & Co.                            8,643,937
             ---------------------------------------
     265,000 Merck & Co., Inc.                           17,887,500
             ---------------------------------------
     145,000 Pfizer, Inc.                                15,515,000
             ---------------------------------------
     177,000 Schering Plough Corp.                        7,976,063
             ---------------------------------------
      88,000 Warner-Lambert Co.                           5,456,000
             ---------------------------------------   ------------
             Total Healthcare/Drug                       79,853,625
             ---------------------------------------   ------------
             HOSPITAL SUPPLIES--4.8%
             ---------------------------------------
     162,000 Abbott Laboratories                          7,320,375
             ---------------------------------------
     161,000 Johnson & Johnson                           14,912,625
             ---------------------------------------
      62,000 Medtronic, Inc.                              4,402,000
             ---------------------------------------   ------------
             Total Hospital Supplies                     26,635,000
             ---------------------------------------   ------------
             INSURANCE/MISCELLANEOUS--4.5%
             ---------------------------------------
      56,000 American Express Co.                         6,786,500
             ---------------------------------------
     136,000 American International Group, Inc.          15,546,500
             ---------------------------------------
      42,000 Federal National Mortgage Association        2,856,000
             ---------------------------------------   ------------
             Total Insurance/Miscellaneous               25,189,000
             ---------------------------------------   ------------
             TECHNOLOGY--31.8%
             ---------------------------------------
     124,000 (1) America Online, Inc.                    14,802,500
             ---------------------------------------
      18,000 (1) BMC Software, Inc.                         889,875
             ---------------------------------------
     169,000 (1) Cisco Systems, Inc.                     18,421,000
             ---------------------------------------
      39,200 Computer Associates International, Inc.      1,854,650
             ---------------------------------------
      55,000 (1) Compuware Corp.                          1,708,438
             ---------------------------------------
     278,600 (1) Dell Computer Corp.                      9,594,287
             ---------------------------------------
      22,000 (1) Gateway 2000, Inc.                       1,337,874
             ---------------------------------------
     190,000 International Business Machines Corp.       22,099,375
             ---------------------------------------
     350,400 Intel Corp.                                 18,943,500
             ---------------------------------------
     282,000 Lucent Technologies, Inc.                   16,038,750
             ---------------------------------------
     528,000 (1) Microsoft Corp.                         42,603,000
             ---------------------------------------
     174,000 (1) Oracle Corp.                             4,317,375
             ---------------------------------------
      95,000 (1) Sun Microsystems, Inc.                   5,676,250
             ---------------------------------------
      54,000 (1) Tellabs, Inc.                            3,159,000
             ---------------------------------------
      30,000 Texas Instruments, Inc.                      3,281,250
             ---------------------------------------
      91,000 Tyco International Ltd.                      7,951,125
             ---------------------------------------


REGIONS GROWTH FUND
-------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------------------
             TECHNOLOGY--CONTINUED
             ---------------------------------------------------
      35,000 United Technologies Corp.                             $  2,172,188
             ---------------------------------------------------
      68,000 Xerox Corp.                                              3,820,750
             ---------------------------------------------------   ------------
             Total Technology                                       178,671,187
             ---------------------------------------------------   ------------
             UTILITIES--6.4%
             ---------------------------------------------------
             COMMUNICATIONS
             ---------------------------------------------------
      25,000 (1) Airtouch Communications, Inc.                        2,512,500
             ---------------------------------------------------
      77,000 Ameritech Corp.                                          5,067,563
             ---------------------------------------------------
     198,000 (1) MCI Worldcom, Inc.                                  17,102,250
             ---------------------------------------------------
     216,000 SBC Communications, Inc.                                11,043,000
             ---------------------------------------------------   ------------
             Total Utilities                                         35,725,313
             ---------------------------------------------------   ------------
             TRANSPORTATION--0.3%
             ---------------------------------------------------
      45,000 Southwest Airlines Co.                                   1,442,812
             ---------------------------------------------------   ------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $380,900,240)     542,787,758
             ---------------------------------------------------   ------------
 (2)REPURCHASE AGREEMENT--3.1%
 ---------------------------------------------------------------
 $17,182,592 GX Clarke & Co., 4.80%, dated 5/28/1999, due
             6/1/1999
             (AT AMORTIZED COST)                                     17,182,592
             ---------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $398,082,832)(3)   $559,970,350
             ---------------------------------------------------   ------------

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $398,082,832. The net unrealized appreciation of investments on a federal tax basis amounts to $161,887,518 which is comprised of $165,055,832 appreciation and $3,168,314 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
    ($561,047,219) at May 31, 1999.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


REGIONS AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                            VALUE
 ---------- -----------------------------------   -----------
 COMMON STOCKS--91.4%
 ----------------------------------------------
            CAPITAL GOODS--2.3%
            -----------------------------------
            AEROSPACE/DEFENSE
            -----------------------------------
     10,000 (1) Gulfstream Aerospace Corp.        $   617,500
            -----------------------------------   -----------
            ELECTRICAL EQUIPMENT
            -----------------------------------
      8,000 (1) American Power Conversion Corp.       311,500
            -----------------------------------
      8,000 Symbol Technologies, Inc.                 400,000
            -----------------------------------   -----------
            Total                                     711,500
            -----------------------------------   -----------
            Total Capital Goods                     1,329,000
            -----------------------------------   -----------
            COMMERCIAL SERVICES--7.5%
            -----------------------------------
            AIR FREIGHT
            -----------------------------------
     20,000 Airborne Freight Corp.                    517,500
            -----------------------------------
      8,000 (1) FDX Corp.                             440,500
            -----------------------------------   -----------
            Total                                     958,000
            -----------------------------------   -----------
            COMMERCIAL SERVICES/MISCELLANEOUS
            -----------------------------------
      3,000 Cintas Corp.                              190,500
            -----------------------------------
     12,000 (1) Convergys Corp.                       211,500
            -----------------------------------
      4,000 Investment Technology Group, Inc.         177,250
            -----------------------------------
     20,000 Viad Corp.                                595,000
            -----------------------------------   -----------
            Total                                   1,174,250
            -----------------------------------   -----------
            COMPUTERS SYSTEMS
            -----------------------------------
     12,000 Comdisco, Inc.                            292,500
            -----------------------------------
     12,000 (1) SunGuard Data Systems, Inc.           420,000
            -----------------------------------   -----------
            Total                                     712,500
            -----------------------------------   -----------
            DATA PROCESSING
            -----------------------------------
     16,000 (1) Concord EFS, Inc.                     542,000
            -----------------------------------
     18,000 (1) Fiserv, Inc.                          675,000
            -----------------------------------   -----------
            Total                                   1,217,000
            -----------------------------------   -----------
            WASTE MANAGEMENT
            -----------------------------------
     16,000 (1) Allied Waste Industries, Inc.         298,000
            -----------------------------------   -----------
            Total Commercial Services               4,359,750
            -----------------------------------   -----------
            CONSUMER CYCLICAL--14.1%
            -----------------------------------
            LEISURE TIME
            -----------------------------------
     10,000 International Game Technology             176,250
            -----------------------------------


REGIONS AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   SHARES                                                     VALUE
 ---------- --------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------------
            CONSUMER CYCLICAL--CONTINUED
            --------------------------------------------
            LEISURE TIME--CONTINUED
            --------------------------------------------
     12,000 Harley Davidson, Inc.                          $   612,750
            --------------------------------------------   -----------
            Total                                              789,000
            --------------------------------------------   -----------
            MERCHANDISE/MASS MERCHANDISING
            --------------------------------------------
      7,000 Ross Stores, Inc.                                  321,563
            --------------------------------------------   -----------
            MERCHANDISE/SPECIALTY
            --------------------------------------------
      5,000 (1) Abercrombie & Fitch Co., Class A               420,625
            --------------------------------------------
     20,000 (1) Bed Bath & Beyond, Inc.                        683,750
            --------------------------------------------
     16,000 (1) Best Buy Co., Inc.                             728,000
            --------------------------------------------
      8,000 Circuit City Stores, Inc.                          574,500
            --------------------------------------------
     10,000 (1) Dollar Tree Stores, Inc.                       336,250
            --------------------------------------------
     30,000 Family Dollar Stores, Inc.                         669,375
            --------------------------------------------
     14,000 (1) Jones Apparel Group, Inc.                      430,500
            --------------------------------------------
     48,000 (1) Office Depot, Inc.                           1,002,000
            --------------------------------------------
     10,000 Tandy Corp.                                        825,000
            --------------------------------------------
      6,000 Tiffany & Co.                                      497,250
            --------------------------------------------
     24,000 (1) Zale Corp.                                     925,500
            --------------------------------------------   -----------
            Total                                            7,092,750
            --------------------------------------------   -----------
            Total Consumer Cyclical                          8,203,313
            --------------------------------------------   -----------
            CONSUMER NON-CYCLICAL--2.1%
            --------------------------------------------
            TOBACCO/COSMETICS/HOUSEHOLD
            --------------------------------------------
     20,000 Dial Corp.                                         625,000
            --------------------------------------------
     16,000 Leggett and Platt, Inc.                            422,000
            --------------------------------------------
      6,000 UST, Inc.                                          183,000
            --------------------------------------------   -----------
            Total Consumer Non-Cyclical                      1,230,000
            --------------------------------------------   -----------
            CONSUMER SERVICES--6.2%
            --------------------------------------------
            BROADCAST MEDIA
            --------------------------------------------
      6,000 TCA Cable TV, Inc.                                 339,750
            --------------------------------------------
     80,000 (1) Valuevision International, Inc., Class A     1,230,000
            --------------------------------------------   -----------
            Total                                            1,569,750
            --------------------------------------------   -----------
            PUBLISHING--NEWSPAPERS
            --------------------------------------------
      1,200 Washington Post Co., Class B                       667,800
            --------------------------------------------   -----------
            RESTAURANTS
            --------------------------------------------
     20,000 (1) Lone Star Steakhouse & Saloon                  201,250
            --------------------------------------------
     16,000 (1) Outback Steakhouse, Inc.                       574,000
            --------------------------------------------


REGIONS AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   SHARES                                            VALUE
 ---------- -----------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------
            CONSUMER SERVICES--CONTINUED
            -----------------------------------
            RESTAURANTS--CONTINUED
            -----------------------------------
     16,000 (1) Starbucks Corp.                   $   595,000
            -----------------------------------   -----------
            Total Restaurants                       1,370,250
            -----------------------------------   -----------
            Total Consumer Services                 3,607,800
            -----------------------------------   -----------
            ELECTRONIC TECHNOLOGY--10.0%
            -----------------------------------
            COMPUTER SOFTWARE/SERVICES
            -----------------------------------
     24,000 (1) Cadence Design Systems, Inc.          309,000
            -----------------------------------
     12,000 (1) Citrix Systems, Inc.                  593,250
            -----------------------------------
      8,000 (1) Electronic Arts, Inc.                 391,500
            -----------------------------------
     18,000 (1) Informix Corp.                        119,813
            -----------------------------------
     10,000 (1) Rational Software Corp.               338,125
            -----------------------------------
      6,000 (1) Synopsys, Inc.                        266,250
            -----------------------------------   -----------
            Total                                   2,017,938
            -----------------------------------   -----------
            COMPUTERS--PERIPHERAL
            -----------------------------------
      3,000 (1) Lexmark Intl. Group, Class A          408,375
            -----------------------------------   -----------
            SEMICONDUCTORS
            -----------------------------------
     16,000 (1) Altera Corp.                          557,000
            -----------------------------------
     16,000 Linear Technology Corp.                   848,000
            -----------------------------------
     16,000 (1) Maxim Integrated Products, Inc.       855,000
            -----------------------------------
     12,000 (1) Vitesse Semiconductor Corp.           659,250
            -----------------------------------
     10,000 (1) Xilinx, Inc.                          444,375
            -----------------------------------   -----------
            Total                                   3,363,625
            -----------------------------------   -----------
            Total Electronic Technology             5,789,938
            -----------------------------------   -----------
            ENERGY--2.3%
            -----------------------------------
            ELECTRIC UTILITY: MIDWEST
            -----------------------------------
     12,000 Alliant Energy Corp.                      362,250
            -----------------------------------   -----------
            OIL SERVICES
            -----------------------------------
     30,000 (1) Global Marine, Inc.                   421,875
            -----------------------------------
     16,000 Weatherford International, Inc.           528,000
            -----------------------------------   -----------
            Total                                     949,875
            -----------------------------------   -----------
            Total Energy                            1,312,125
            -----------------------------------   -----------
            FINANCE--7.3%
            -----------------------------------
            INVESTMENT BANKERS/BROKERS/SERVICES
            -----------------------------------
     30,000 (1) E*Trade Group, Inc.                 1,335,000
            -----------------------------------
     14,000 T. Rowe Price Associates                  540,750
            -----------------------------------   -----------
            Total                                   1,875,750
            -----------------------------------   -----------


REGIONS AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
 ---------- ------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------------
            FINANCE--CONTINUED
            ------------------------------------------
            MAJOR BANKS
            ------------------------------------------
     16,000 First Tennessee National Corp.               $   659,000
            ------------------------------------------
     20,000 North Fork Bancorp, Inc.                         426,250
            ------------------------------------------
     14,000 Old Kent Financial Corp.                         629,125
            ------------------------------------------
      6,000 Wilmington Trust Corp.                           352,875
            ------------------------------------------   -----------
            Total                                          2,067,250
            ------------------------------------------   -----------
            SAVINGS & LOAN
            ------------------------------------------
     24,000 Sovereign Bancorp, Inc.                          316,500
            ------------------------------------------   -----------
            Total Finance                                  4,259,500
            ------------------------------------------   -----------
            HEALTHCARE/DRUG--16.9%
            ------------------------------------------
            BIOTECHNOLOGY
            ------------------------------------------
      8,000 (1) Amgen, Inc.                                  506,000
            ------------------------------------------
     12,000 (1) Biogen, Inc.                               1,309,500
            ------------------------------------------
     22,000 (1) Chiron Corp.                                 464,750
            ------------------------------------------
     28,000 (1) ICOS Corp.                                 1,226,750
            ------------------------------------------
     22,000 (1) IDEC Pharmaceuticals Corp.                 1,109,625
            ------------------------------------------
      8,000 (1) Medimmune, Inc.                              509,000
            ------------------------------------------   -----------
            Total                                          5,125,625
            ------------------------------------------   -----------
            HEALTHCARE--DIVERSIFIED
            ------------------------------------------
      6,000 American Home Products Corp.                     345,750
            ------------------------------------------
          1 Warner-Lambert Co.                                    25
            ------------------------------------------   -----------
            Total                                            345,775
            ------------------------------------------   -----------
            MAJOR PHARMACEUTICALS
            ------------------------------------------
     12,000 (1) Forest Labratories, Inc., Class A            571,500
            ------------------------------------------
      6,000 (1) Human Genome Sciences, Inc.                  253,500
            ------------------------------------------
     36,000 ICN Pharmaceuticals, Inc.                      1,183,500
            ------------------------------------------
     20,000 Mylan Laboratories, Inc.                         507,500
            ------------------------------------------
      4,000 (1) Sepracor, Inc.                               255,000
            ------------------------------------------   -----------
            Total                                          2,771,000
            ------------------------------------------   -----------
            HOSPITAL MANAGEMENT
            ------------------------------------------
     10,000 (1) Health Management Association, Class A       130,000
            ------------------------------------------   -----------
            MEDICAL PRODUCTS & SUPPLIES
            ------------------------------------------
     18,000 Bergen Brunswig Corp., Class A                   396,000
            ------------------------------------------
     12,000 Stryker Corp.                                    714,000
            ------------------------------------------   -----------
            Total                                          1,110,000
            ------------------------------------------   -----------


REGIONS AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   SHARES                                                VALUE
 ---------- ---------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------
            HEALTHCARE/DRUG--CONTINUED
            ---------------------------------------
            SPECIALIZED SERVICES
            ---------------------------------------
      8,000 (1) Quintiles Transnational Corp.         $   325,000
            ---------------------------------------   -----------
            Total Healthcare/Drug                       9,807,400
            ---------------------------------------   -----------
            LIFE INSURANCE--3.5%
            ---------------------------------------
            LIFE INSURANCE
            ---------------------------------------
     32,000 Aflac, Inc.                                 1,632,000
            ---------------------------------------
     12,000 Torchmark Corp.                               400,500
            ---------------------------------------   -----------
            Total Life Insurance                        2,032,500
            ---------------------------------------   -----------
            METALS/MINERALS--0.6%
            ---------------------------------------
            GOLD EXPLORATION/PRODUCTION
            ---------------------------------------
     20,000 Barrick Gold Corp.                            345,000
            ---------------------------------------   -----------
            PRODUCER MANUFACTURING--2.6%
            ---------------------------------------
            AUTO PARTS: O.E.M.
            ---------------------------------------
     10,000 Federal-Mogul Corp.                           461,250
            ---------------------------------------   -----------
            BUILDING MATERIALS
            ---------------------------------------
      8,000 (1) American Standard Cos.                    370,000
            ---------------------------------------
     12,000 Vulcan Materials Co.                          542,250
            ---------------------------------------   -----------
            Total                                         912,250
            ---------------------------------------   -----------
            MANUFACTURE--DIVERSIFIED
            ---------------------------------------
      4,000 Hillenbrand Industries, Inc.                  167,750
            ---------------------------------------   -----------
            Total Producer Manufacturing                1,541,250
            ---------------------------------------   -----------
            TRANSPORTATION--3.3%
            ---------------------------------------
            AIRLINES
            ---------------------------------------
     12,000 (1) AMR Corp.                                 780,750
            ---------------------------------------
     20,000 (1) Atlantic Coast Airlines Holdings          350,000
            ---------------------------------------
     10,000 Comair Holdings, Inc.                         189,375
            ---------------------------------------
     16,000 (1) Continental Airlines, Inc., Class B       628,000
            ---------------------------------------   -----------
            Total Transportation                        1,948,125
            ---------------------------------------   -----------
            UTILITIES--12.7%
            ---------------------------------------
            COMMUNICATIONS
            ---------------------------------------
     20,000 (1) ADC Telecommunications, Inc.              977,500
            ---------------------------------------
     12,000 AT&T Corp.                                    666,000
            ---------------------------------------
      8,000 CenturyTel, Inc.                              306,500
            ---------------------------------------
     16,000 Cincinnati Bell, Inc.                         387,000
            ---------------------------------------
     15,000 (1) Comverse Technology, Inc.               1,013,438
            ---------------------------------------
     30,000 (1) Qualcomm, Inc.                          2,917,500
            ---------------------------------------


REGIONS AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------- -----------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------------------------
            UTILITIES--CONTINUED
            -----------------------------------------------------
            COMMUNICATIONS--CONTINUED
            -----------------------------------------------------
     10,000 (1) Qwest Communications International, Inc.            $   424,375
            -----------------------------------------------------   -----------
            Total                                                     6,692,313
            -----------------------------------------------------   -----------
            ELECTRICAL
            -----------------------------------------------------
     14,000 Ipalco Enterprises, Inc.                                    345,625
            -----------------------------------------------------
     16,000 LG&E Energy Corp.                                           365,000
            -----------------------------------------------------   -----------
            Total                                                       710,625
            -----------------------------------------------------   -----------
            Total Utilities                                           7,402,938
            -----------------------------------------------------   -----------
            TOTAL COMMON STOCKS (IDENTIFIED COST $49,603,603)        53,168,639
            -----------------------------------------------------   -----------
 (2)REPURCHASE AGREEMENT--8.1%
 ----------------------------------------------------------------
 $4,718,799 GX Clarke & Co., 4.80%, dated 5/28/1999, due 6/1/1999
            (AT AMORTIZED COST)                                       4,718,799
            -----------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $54,322,402)(3)      $57,887,438
            -----------------------------------------------------   -----------

(1) Non-income producing security.

(2) The repurchase agreements is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $54,322,402. The net unrealized appreciation of investments on a federal tax basis amounts to $3,565,036 which is comprised of $5,748,243 appreciation and $2,183,207 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
    ($58,177,534) at May 31, 1999.

(See Notes which are an integral part of the Financial Statements)


REGIONS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                          TREASURY MONEY LIMITED MATURITY     FIXED
                              MARKET        GOVERNMENT        INCOME         BALANCED
                               FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------
ASSETS:
Investments in
securities, at value       $592,177,975    $111,953,017    $271,540,653    $156,302,326
Cash                                 --              --              --         336,875
Income receivable               136,394       1,457,030       3,800,489       1,025,629
Receivable for shares
sold                                 --          30,608              --              --
Deferred expenses                    --           1,339              --           2,506
---------------------------------------------------------------------------------------
  Total assets              592,314,369     113,441,994     275,341,142     157,667,336
---------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments
purchased                            --       2,988,712              --              --
Income distribution
payable                       2,018,596         417,472       1,181,497              --
Payable to Bank                 101,538          42,357         137,361              --
Accrued expenses                125,305          36,596         156,500         153,892
---------------------------------------------------------------------------------------
  Total liabilities           2,245,439       3,485,137       1,475,358         153,892
---------------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in capital            $590,068,930    $110,272,808    $278,319,148    $127,928,893
Net unrealized
 appreciation
 (depreciation) of
 investments                         --        (397,947)     (2,361,843)     29,405,318
Accumulated net realized
 gain (loss) on
 investments                         --          41,066      (2,094,278)       (171,649)
Undistributed net
 investment income                   --          40,930           2,757         350,882
---------------------------------------------------------------------------------------
  TOTAL NET ASSETS         $590,068,930    $109,956,857    $273,865,784    $157,513,444
---------------------------------------------------------------------------------------
NET ASSET VALUE,
OFFERING PRICE PER
SHARE:(1)
 (net assets / shares
 outstanding)
 Trust Shares                     $1.00           $9.93          $10.27          $15.29
 Investment Shares                $1.00           $9.93          $10.27          $15.29
---------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER
SHARE:(1)
 Trust Shares                     $1.00           $9.93          $10.27          $15.29
 Investment Shares                $1.00           $9.63(2)        $9.96(2)       $14.83(2)
---------------------------------------------------------------------------------------
NET ASSETS:
 Trust Shares              $478,979,938    $ 66,263,002    $224,518,304    $ 11,161,825
 Investment Shares         $111,088,992    $ 43,693,855    $ 49,347,480    $146,351,619
---------------------------------------------------------------------------------------
SHARES OUTSTANDING:
 Trust Shares               478,979,938       6,674,332      21,853,132         730,019
 Investment Shares          111,088,992       4,401,193       4,803,263       9,572,963
---------------------------------------------------------------------------------------
Investments, at
identified cost            $592,177,975    $112,350,964    $273,902,496    $126,897,008
---------------------------------------------------------------------------------------
Investments, at tax cost   $592,177,975    $112,350,964    $273,902,496    $126,897,008
---------------------------------------------------------------------------------------

(1) See "What Shares Cost" in the Prospectus.

(2) Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


REGIONS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 AGGRESSIVE
                                    VALUE           GROWTH         GROWTH
                                     FUND            FUND           FUND
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
value                            $268,922,140    $559,970,350    $57,887,438
Cash                                       --         687,245         36,523
Income receivable                     716,034         824,681         16,702
Receivable for investments sold            --              --        647,953
Receivable for shares sold                 --              --         20,536
Deferred expenses                       2,116              --             --
-------------------------------------------------------------------------------
  Total assets                    269,640,290     561,482,276     58,609,152
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments
purchased                                  --              --        382,125
Payable for shares redeemed                --              --          5,267
Payable to Bank                       131,000              --             --
Accrued expenses                      232,016         435,057         44,226
-------------------------------------------------------------------------------
  Total liabilities                   363,016         435,057        431,618
-------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in capital                  $222,158,938    $391,574,925    $54,671,282
Net unrealized appreciation of
investments                        33,915,218     161,887,518      3,565,036
Accumulated net realized gain
(loss) on investments              12,869,827       7,381,998         (5,762)
Undistributed net investment
income (Accumulated net
operating loss)                       333,291         202,778        (53,022)
-------------------------------------------------------------------------------
  TOTAL NET ASSETS               $269,277,274    $561,047,219    $58,177,534
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE
PER SHARE:(1)
 (net assets / shares
 outstanding)                                                         $10.72
 Trust Shares                          $17.29          $20.67             --
 Investment Shares                     $17.28          $20.66             --
-------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER
SHARE:(1)                                                             $10.40(2)
 Trust Shares                          $17.29          $20.67             --
 Investment Shares                     $16.76(2)       $20.04(2)          --
-------------------------------------------------------------------------------
NET ASSETS:                                                      $58,177,534
 Trust Shares                    $198,461,688    $311,580,045             --
 Investment Shares                 70,815,586    $249,467,174             --
-------------------------------------------------------------------------------
SHARES OUTSTANDING:                                                5,428,300
 Trust Shares                      11,480,275      15,071,002             --
 Investment Shares                  4,098,712      12,072,379             --
-------------------------------------------------------------------------------
Investments, at identified cost  $235,006,922    $398,082,832    $54,322,402
-------------------------------------------------------------------------------
Investments, at tax cost         $235,006,922    $398,082,832    $54,322,402
-------------------------------------------------------------------------------

(1) See "What Shares Cost" in the Prospectus.

(2) Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


REGIONS FUNDS
STATEMENTS OF OPERATIONS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                               TREASURY    LIMITED MATURITY    FIXED
                             MONEY MARKET     GOVERNMENT      INCOME      BALANCED
                                 FUND            FUND          FUND         FUND
------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                     $13,319,668     $ 2,633,288    $ 6,951,952  $1,933,172
Dividends                             --              --             --     419,374
-----------------------------------------------------------------------------------
  Total income                13,319,668       2,633,288      6,951,952   2,352,546
-----------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee        1,516,085         337,814        898,161     556,163
Administrative personnel
and services fee                 290,548          46,201        114,605      66,529
Custodian fees                    38,846          10,898         24,196      15,151
Transfer and dividend
 disbursing agent fees and
 expenses                         94,698          30,644         38,568      47,353
Directors'/Trustees' fees          3,791           2,420          2,909       2,435
Auditing fees                      8,745           8,811          7,746       7,102
Legal fees                         2,457           2,780          3,067       3,061
Portfolio accounting fees         56,511          28,813         42,336      37,755
Distribution services fee--
Investment Shares                208,186              --             --          --
Shareholder services fees--
Investment Shares                     --          45,952         43,194     160,307
Share registration costs          49,091          10,901         18,532      18,355
Printing and postage               8,956           6,834          7,560       9,726
Insurance premiums                 2,233           2,159          2,446       1,417
Miscellaneous                      3,746           1,869          3,425       5,292
-----------------------------------------------------------------------------------
  Total expenses               2,283,893         536,096      1,206,745     930,646
WAIVERS:
Waiver of investment
advisory fee                    (758,043)        (81,339)      (253,026)    (29,509)
Waiver of distribution
services fee                     (66,157)             --             --          --
-----------------------------------------------------------------------------------
  Total waivers                 (824,200)        (81,339)      (253,026)    (29,509)
-----------------------------------------------------------------------------------
    Net expenses               1,459,693         454,757        953,719     901,137
-----------------------------------------------------------------------------------
      Net investment income   11,859,975       2,178,531      5,998,233   1,451,409
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) on
 investments                          --          41,433        220,280    (170,878)
Net change in unrealized
 appreciation
 (depreciation) of
 investments                          --      (1,370,938)    (8,443,196)  3,537,716
-----------------------------------------------------------------------------------
  Net realized and
   unrealized gain (loss)
   on investments                     --      (1,329,505)    (8,222,916)  3,366,838
-----------------------------------------------------------------------------------
    Change in net assets
     resulting from
     operations              $11,859,975     $   849,026    $(2,224,683) $4,818,247
-----------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


REGIONS FUNDS
STATEMENT OF OPERATIONS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             AGGRESSIVE
                                      VALUE       GROWTH       GROWTH
                                      FUND         FUND       FUND(1)
----------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                           $   178,553  $   428,551  $   38,651
Dividends                            2,247,077    2,300,916      45,457
----------------------------------------------------------------------------
  Total income                       2,425,630    2,729,467      84,108
----------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                904,788    1,905,819      85,960
Administrative personnel and
services fee                           108,217      227,780      10,963
Custodian fees                          23,195       35,571       2,817
Transfer and dividend disbursing
agent fees and expenses                 45,290       68,112       5,108
Directors'/Trustees' fees                3,167        3,814         888
Auditing fees                            8,033        9,089       3,591
Legal fees                               3,127        2,940         711
Portfolio accounting fees               37,683       41,429       8,360
Shareholder services fees--
Investment Shares                       69,387      244,756          --
Share registration costs                27,926       28,356      13,283
Printing and postage                     7,849        7,061       2,961
Insurance premiums                       2,366        2,791         711
Miscellaneous                            5,725        2,612       1,777
----------------------------------------------------------------------------
  Total expenses                     1,246,753    2,580,130     137,130
WAIVERS:
Waiver of investment advisory fee      (47,857)    (102,282)         --
----------------------------------------------------------------------------
  Total waivers                        (47,857)    (102,282)         --
----------------------------------------------------------------------------
    Net expenses                     1,198,896    2,477,848     137,130
----------------------------------------------------------------------------
      Net investment income (Net
       operating loss)               1,226,734      251,619     (53,022)
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss) on
investments                         12,869,405    7,551,739      (5,762)
Net change in unrealized
appreciation of investments          2,494,491   25,829,356   3,565,036
----------------------------------------------------------------------------
  Net realized and unrealized gain
  on investments                    15,363,896   33,381,095   3,559,274
----------------------------------------------------------------------------
    Change in net assets resulting
    from operations                $16,590,630  $33,632,714  $3,506,252
----------------------------------------------------------------------------

(1) Reflects operations for the period from March 15, 1999 (date of initial public investment) to May 31, 1999.

(See Notes which are an integral part of the Financial Statements)


REGIONS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            LIMITED MATURITY
                          TREASURY MONEY MARKET FUND         GOVERNMENT FUND            FIXED INCOME FUND
                          ----------------------------  --------------------------  ---------------------------
                           SIX MONTHS                    SIX MONTHS                  SIX MONTHS
                              ENDED       YEAR ENDED       ENDED       YEAR ENDED      ENDED       YEAR ENDED
                           (UNAUDITED)   NOVEMBER 30,   (UNAUDITED)   NOVEMBER 30,  (UNAUDITED)   NOVEMBER 30,
                          MAY 31, 1999       1998       MAY 31, 1999      1998      MAY 31, 1999      1998
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS--
Net investment income     $  11,859,975  $  13,740,357  $  2,178,531  $  4,094,604  $  5,998,233  $  11,255,571
Net realized gain on
investments                          --             --        41,433       422,729       220,280      1,376,624
Net change in unrealized
 appreciation
 (depreciation) of
 investments                         --             --    (1,370,938)      666,940    (8,443,196)     3,374,177
----------------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                 11,859,975     13,740,357       849,026     5,184,273    (2,224,683)    16,006,372
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS--
Distributions from net investment income:
 Trust Shares                (9,929,512)   (11,324,148)   (1,377,254)   (1,381,758)   (5,164,564)    (5,320,193)
 Investment Shares           (1,930,463)    (2,416,209)     (801,277)   (2,690,862)     (833,669)    (5,936,405)
Distributions from net
 realized gain on
 investment
 transactions:
 Trust Shares                        --             --       (52,939)           --            --             --
 Investment Shares                   --             --       (32,462)           --            --             --
----------------------------------------------------------------------------------------------------------------
  Change in net assets
   resulting from
   distributions to
   shareholders             (11,859,975)   (13,740,357)   (2,263,932)   (4,072,620)   (5,998,233)   (11,256,598)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sales of
shares                      675,258,450  1,114,417,737    32,288,209    93,303,815    97,757,483    310,752,824
Net asset value of
 shares issued to
 shareholders in payment
 of dividends declared        2,087,050      3,841,391       583,606     1,329,677       353,682        631,337
Cost of shares redeemed    (701,541,546)  (715,989,367)  (10,583,914)  (86,282,554)  (33,365,632)  (282,854,601)
----------------------------------------------------------------------------------------------------------------
  Change in net assets
   resulting from share
   transactions             (24,196,046)   402,269,761    22,287,901     8,350,938    64,745,533     28,529,560
----------------------------------------------------------------------------------------------------------------
    Change in net assets    (24,196,046)   402,269,761    20,872,995     9,462,591    56,522,617     33,279,334
NET ASSETS:
Beginning of period         614,264,976    211,995,215    89,083,862    79,621,271   217,343,167    184,063,833
----------------------------------------------------------------------------------------------------------------
End of period             $ 590,068,930  $ 614,264,976  $109,956,857  $ 89,083,862  $273,865,784  $ 217,343,167
----------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income
 included in net assets
 at end of period                    --             --  $     40,930  $     40,930  $      2,757  $       2,757
----------------------------------------------------------------------------------------------------------------
Net gain as computed for
 federal tax purposes                --             --  $     41,433  $    432,001  $    220,280  $   1,376,624
----------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


REGIONS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                                             AGGRESSIVE
                                                                                                               GROWTH
                               BALANCED FUND                VALUE FUND                  GROWTH FUND             FUND
                         --------------------------  --------------------------  --------------------------  -----------
                                                                                                               PERIOD
                          SIX MONTHS                  SIX MONTHS                  SIX MONTHS                    ENDED
                            ENDED       YEAR ENDED      ENDED       YEAR ENDED      ENDED       YEAR ENDED   (UNAUDITED)
                         (UNAUDITED)   NOVEMBER 30,  (UNAUDITED)   NOVEMBER 30,  (UNAUDITED)   NOVEMBER 30,    MAY 31,
                         MAY 31, 1999      1998      MAY 31, 1999     1998       MAY 31, 1999      1998        1999(1)
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS:
OPERATIONS--
Net investment income
 (Net operating loss)    $  1,451,409  $  2,473,387  $  1,226,734  $  2,321,448  $    251,619  $    543,522  $   (53,022)
Net realized gain
 (loss) on investments       (170,878)    3,927,012    12,869,405    14,577,823     7,551,739    26,736,007       (5,762)
Net change in
 unrealized
 appreciation of
 investments                3,537,716     9,769,350     2,494,491     1,792,241    25,829,356    68,542,924    3,565,036
------------------------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                4,818,247    16,169,749    16,590,630    18,691,512    33,632,714    95,822,453    3,506,252
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS--
Distributions from net investment income:
 Trust Shares                (121,165)     (121,848)     (921,202)   (1,022,894)      (61,131)     (217,639)          --
 Investment Shares         (1,241,136)   (2,404,098)     (229,670)   (1,340,616)           --      (421,625)          --
Distributions from net
 realized gain on
 investment
 transactions:
 Trust Shares                (338,857)           --   (11,158,212)           --   (16,839,091)           --           --
 Investment Shares         (3,588,985)   (2,449,878)   (3,419,594)   (3,980,849)   (9,976,698)  (29,158,060)          --
------------------------------------------------------------------------------------------------------------------------
   Change in net assets
    resulting from dis-
    tributions to
    shareholders           (5,290,143)   (4,975,824)  (15,728,678)   (6,344,359)  (26,876,920)  (29,797,324)          --
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sales of
shares                     43,234,866    47,945,804    81,693,655   236,035,007   209,764,847   328,001,520   11,399,880
Proceeds from shares
issued in connection
with the tax-free
transfer of assets from
the Common Trust Fund              --            --            --            --            --            --   48,506,886(2)
Net asset value of
 shares issued to
 shareholders in
 payment of dividends
 declared                   4,618,996     4,425,146     2,906,644       875,469     9,016,741     7,454,900           --
Cost of shares redeemed   (12,537,716)  (23,968,895)  (21,989,428) (195,984,467)  (52,024,809) (288,953,371)  (5,235,584)
------------------------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from share
  transactions             35,316,146    28,402,055    62,610,871    40,926,009   166,756,779    46,503,049   54,671,182
------------------------------------------------------------------------------------------------------------------------
   Change in net assets    34,844,250    39,595,980    63,472,823    53,273,162   173,512,573   112,528,178   58,177,434
NET ASSETS:
Beginning of period       122,669,194    83,073,214   205,804,451   152,531,289   387,534,646   275,006,468          100
------------------------------------------------------------------------------------------------------------------------
End of period            $157,513,444  $122,669,194  $269,277,274  $205,804,451  $561,047,219  $387,534,646  $58,177,534
------------------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income
 included in net
 assets at end of
 period                  $    350,882  $    261,774  $    333,291  $    257,429  $    202,778  $     12,290           --
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) as
 computed for federal
 tax purposes            $   (170,878) $  3,927,012  $ 12,869,405  $ 14,577,823  $  7,551,739  $ 26,815,920  $    (5,762)
------------------------------------------------------------------------------------------------------------------------

(1) Reflects operations for the period from March 15, 1999 (date of initial public investment) to May 31, 1999.
(2) Includes $5,305,623 of unrealized appreciation, at March 15, 1999 related to the tax-free transfer of assets from the Common Trust Fund.
(See Notes which are an integral part of the Financial Statements)


REGIONS FUNDS--FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                    NET REALIZED                           DISTRIBUTIONS
                                        AND                                  FROM NET
              NET ASSET              UNREALIZED              DISTRIBUTIONS REALIZED GAIN  DISTRIBUTIONS
                VALUE,      NET     GAIN (LOSS)  TOTAL FROM    FROM NET         ON       IN EXCESS OF NET
 YEAR ENDED   BEGINNING  INVESTMENT      ON      INVESTMENT   INVESTMENT    INVESTMENT      INVESTMENT
NOVEMBER 30,  OF PERIOD    INCOME   INVESTMENTS  OPERATIONS     INCOME     TRANSACTIONS       INCOME
---------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND--TRUST SHARES
1994            $ 1.00      0.04          --         0.04        (0.04)           --             --
1995            $ 1.00      0.05          --         0.05        (0.05)           --             --
1996            $ 1.00      0.05          --         0.05        (0.05)           --             --
1997            $ 1.00      0.05          --         0.05        (0.05)           --             --
1998            $ 1.00      0.05          --         0.05        (0.05)           --             --
1999(1)         $ 1.00      0.02          --         0.02        (0.02)           --             --
TREASURY MONEY MARKET FUND--INVESTMENT SHARES
1994            $ 1.00      0.03          --         0.03        (0.03)           --             --
1995            $ 1.00      0.04          --         0.04        (0.04)           --             --
1996            $ 1.00      0.04          --         0.04        (0.04)           --             --
1997            $ 1.00      0.04          --         0.04        (0.04)           --             --
1998            $ 1.00      0.04          --         0.04        (0.04)           --             --
1999(1)         $ 1.00      0.02          --         0.02        (0.02)           --             --
LIMITED MATURITY GOVERNMENT FUND--TRUST SHARES
1998(2)         $ 9.96      0.25        0.11         0.36        (0.25)           --             --
1999(1)         $10.07      0.23       (0.13)        0.10        (0.23)        (0.01)            --
LIMITED MATURITY GOVERNMENT FUND--INVESTMENT SHARES
1994(3)         $10.00      0.42       (0.40)        0.02        (0.42)           --             --
1995            $ 9.60      0.51        0.44         0.95        (0.51)           --             --
1996            $10.04      0.50       (0.08)        0.42        (0.50)           --             --
1997            $ 9.96      0.49       (0.02)        0.47        (0.49)           --             --
1998            $ 9.94      0.46        0.13         0.59        (0.46)           --             --
1999(1)         $10.07      0.22       (0.13)        0.09        (0.22)        (0.01)            --
FIXED INCOME FUND--TRUST SHARES
1992(4)         $ 9.90      0.38        0.37         0.75        (0.38)           --             --
1993            $10.27      0.51        0.50         1.01        (0.51)        (0.10)            --
1994            $10.67      0.54       (1.01)       (0.47)       (0.53)        (0.20)         (0.01)(6)
1995(5)         $ 9.46      0.09        0.11         0.20        (0.09)           --             --
1998(2)         $10.39      0.28        0.22         0.50        (0.28)           --             --
1999(1)         $10.61      0.26       (0.34)       (0.08)       (0.26)           --             --
FIXED INCOME FUND--INVESTMENT SHARES
1994            $10.67      0.51       (1.01)       (0.50)       (0.50)        (0.20)         (0.01)(6)
1995            $ 9.46      0.52        0.90         1.42        (0.54)           --             --
1996            $10.34      0.54        0.02         0.56        (0.54)           --             --
1997            $10.36      0.58        0.02         0.60        (0.59)           --             --
1998            $10.37      0.53        0.24         0.77        (0.53)           --             --
1999(1)         $10.61      0.25       (0.34)       (0.09)       (0.25)           --             --

(1) For the six months ended May 31, 1999 (unaudited).

(2) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(3) Reflects operations for the period from December 12, 1993 (date of initial public investment) to November 30, 1994.

(4) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(5) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(6) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.




                                           RATIOS TO AVERAGE NET ASSETS
                                    ---------------------------------------------
                                                                          NET
                NET ASSET                                              INVESTMENT
                 VALUE,                            NET      EXPENSES     INCOME     NET ASSETS,
    TOTAL          END      TOTAL               INVESTMENT   (AFTER      (AFTER    END OF PERIOD PORTFOLIO
DISTRIBUTIONS   OF PERIOD RETURN(7) EXPENSES(8) INCOME(8)   WAIVERS)    WAIVERS)   (000 OMITTED) TURNOVER
----------------------------------------------------------------------------------------------------------
   (0.04)        $ 1.00     3.59%      0.82%      2.99%      0.32%       3.49%       $ 91,008        --
   (0.05)        $ 1.00     5.48%      0.83%      4.85%      0.33%       5.35%       $109,368        --
   (0.05)        $ 1.00     4.83%      0.81%      4.42%      0.52%       4.71%       $101,786        --
   (0.05)        $ 1.00     4.81%      0.77%      4.46%      0.52%       4.71%       $166,035        --
   (0.05)        $ 1.00     4.71%      0.72%      4.32%      0.47%       4.57%       $524,592        --
   (0.02)        $ 1.00     2.00%      0.69%(9)   3.70%(9)   0.44%(9)    3.95%(9)    $478,980        --
   (0.03)        $ 1.00     3.18%      1.22%      2.59%      0.72%       3.09%       $ 16,571        --
   (0.04)        $ 1.00     5.06%      1.23%      4.48%      0.73%       4.98%       $ 28,930        --
   (0.04)        $ 1.00     4.41%      1.21%      4.02%      0.92%       4.31%       $ 40,619        --
   (0.04)        $ 1.00     4.39%      1.17%      4.06%      0.92%       4.31%       $ 45,960        --
   (0.04)        $ 1.00     4.30%      1.12%      3.92%      0.87%       4.17%       $ 89,673        --
   (0.02)        $ 1.00     1.85%      1.09%(9)   3.33%(9)   0.71%(9)    3.71%(9)    $111,089        --
   (0.25)        $10.07     3.59%      1.04%(9)   4.73%(9)   1.04%(9)    4.73%(9)    $ 55,627        69%
   (0.24)        $ 9.93     0.97%      1.02%(9)   4.44%(9)   0.85%(9)    4.61%(9)    $ 66,263         4%
   (0.42)        $ 9.60     0.19%      1.08%(9)   3.75%(9)   0.38%(9)    4.45%(9)    $ 48,526         3%
   (0.51)        $10.04    10.12%      1.10%      4.77%      0.61%       5.26%       $ 63,078        26%
   (0.50)        $ 9.96     4.37%      1.09%      5.01%      1.01%       5.09%       $ 63,732        48%
   (0.49)        $ 9.94     4.81%      0.99%      4.91%      0.99%       4.91%       $ 79,621        40%
   (0.46)        $10.07     6.05%      1.12%      4.65%      1.12%       4.65%       $ 33,456        69%
   (0.23)        $ 9.93     0.85%      1.27%(9)   4.19%(9)   1.10%(9)    4.36%(9)    $ 43,694         4%
   (0.38)        $10.27     7.66%      1.06%(9)   5.73%(9)   0.77%(9)    6.02%(9)    $ 96,354        44%
   (0.61)        $10.67    10.14%      1.09%      4.55%      0.84%       4.80%       $169,881        83%
   (0.74)        $ 9.46    (4.55%)     1.04%      5.19%      0.79%       5.44%       $153,289        24%
   (0.09)        $ 9.57     2.11%      1.07%(9)   5.54%(9)   0.82%(9)    5.79%(9)          --        --
   (0.28)        $10.61     4.87%      0.97%(9)   5.19%(9)   0.97%(9)    5.19%(9)    $193,351        64%
   (0.26)        $10.27    (0.75%)     0.97%(9)   4.83%(9)   0.76%(9)    5.04%(9)    $224,518         4%
   (0.71)        $ 9.46    (4.83%)     1.34%      4.89%      1.09%       5.14%       $  9,645        24%
   (0.54)        $10.34    15.37%      1.02%      5.25%      1.02%       5.25%       $160,286        45%
   (0.54)        $10.36     5.66%      1.02%      5.38%      1.02%       5.38%       $152,940        52%
   (0.59)        $10.37     5.99%      0.97%      5.73%      0.97%       5.73%       $184,064        37%
   (0.53)        $10.61     7.60%      0.99%      5.17%      0.99%       5.17%       $ 23,992        64%
   (0.25)        $10.27    (0.87%)     1.22%(9)   4.62%(9)   1.01%(9)    4.83%(9)    $ 49,347         4%

(7) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(8) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(9) Computed on an annualized basis.


REGIONS FUNDS--FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                           NET       NET REALIZED                          DISTRIBUTIONS
                        INVESTMENT       AND                                 FROM NET
              NET ASSET   INCOME      UNREALIZED             DISTRIBUTIONS REALIZED GAIN  DISTRIBUTIONS
    YEAR       VALUE,      (NET      GAIN (LOSS)  TOTAL FROM   FROM NET         ON       IN EXCESS OF NET
   ENDED      BEGINNING OPERATING         ON      INVESTMENT  INVESTMENT    INVESTMENT      INVESTMENT
NOVEMBER 30,  OF PERIOD   LOSS)      INVESTMENTS  OPERATIONS    INCOME     TRANSACTIONS       INCOME
---------------------------------------------------------------------------------------------------------
BALANCED FUND--TRUST SHARES
1998(2)        $14.52      0.19          0.80        0.99        (0.19)           --            --
1999(1)        $15.32      0.18          0.45        0.63        (0.17)        (0.49)           --
BALANCED FUND--INVESTMENT SHARES
1995(3)        $10.00      0.44          1.38        1.82        (0.36)           --            --
1996           $11.46      0.41          1.27        1.68        (0.42)        (0.21)           --
1997           $12.51      0.36          1.60        1.96        (0.37)        (0.31)           --
1998           $13.79      0.35          1.96        2.31        (0.37)        (0.41)           --
1999(1)        $15.32      0.15          0.46        0.61        (0.15)        (0.49)           --
VALUE FUND--TRUST SHARES
1998(2)        $17.31      0.10         (0.02)       0.08        (0.11)           --            --
1999(1)        $17.28      0.11          1.22        1.33        (0.10)        (1.22)           --
VALUE FUND--INVESTMENT SHARES
1995(3)        $10.00      0.40          1.98        2.38        (0.34)           --            --
1996           $12.04      0.27          2.22        2.49        (0.29)        (0.35)           --
1997           $13.89      0.22          2.94        3.16        (0.21)        (0.66)           --
1998           $16.18      0.22          1.50        1.72        (0.21)        (0.42)           --
1999(1)        $17.27      0.05          1.26        1.31        (0.08)        (1.22)           --
GROWTH FUND--TRUST SHARES
1992(4)        $ 9.86      0.14          0.77        0.91        (0.11)           --            --
1993           $10.66      0.18         (0.03)       0.15        (0.18)        (0.12)           --
1994           $10.51      0.25         (0.10)       0.15        (0.23)        (0.07)           --
1995(5)        $10.36      0.08          0.02        0.10        (0.08)        (0.33)           --
1998(2)        $17.81      0.02          2.27        2.29        (0.02)           --            --
1999(1)        $20.08      0.02          1.96        1.98        (0.01)        (1.38)           --
GROWTH FUND--INVESTMENT SHARES
1994           $10.51      0.21         (0.09)       0.12        (0.20)        (0.07)           --
1995           $10.36      0.18          2.10        2.28        (0.21)        (0.33)           --
1996           $12.10      0.12          3.12        3.24        (0.15)        (0.55)           --
1997           $14.64      0.07          3.01        3.08        (0.07)        (0.76)           --
1998           $16.89      0.02          5.00        5.02        (0.03)        (1.80)           --
1999(1)        $20.08     (0.00)(7)      1.96        1.96           --         (1.38)           --
AGGRESSIVE GROWTH FUND
1999(6)        $10.00     (0.01)         0.73        0.72           --            --            --

(1) For the six months ended May 31, 1999 (unaudited).

(2) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(3) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.

(4) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(5) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(6) Reflects operations for the period from March 15, 1999 (date of initial public investment) to May 31, 1999.




                          RATIOS TO AVERAGE NET ASSETS
                                   -------------------------------------------------------
                                                                            NET INVESTMENT
                                                                                INCOME
               NET ASSET                        NET INVESTMENT              (NET OPERATING
                VALUE,                              INCOME      EXPENSES        LOSS)        NET ASSETS,
    TOTAL         END      TOTAL                (NET OPERATING   (AFTER         (AFTER      END OF PERIOD PORTFOLIO
DISTRIBUTIONS  OF PERIOD RETURN(8) EXPENSES(9)     LOSS)(9)     WAIVERS)       WAIVERS)     (000 OMITTED) TURNOVER
-------------------------------------------------------------------------------------------------------------
   (0.19)       $15.32     6.89%      1.11%(10)      2.56%(10)   1.11%(10)       2.56%(10)    $ 10,409        31%
   (0.66)       $15.29     4.16%      1.11%(10)      2.28%(10)   1.07%(10)       2.32%(10)    $ 11,162         8%
   (0.36)       $11.46    18.50%      1.17%(10)      3.78%(10)   0.61%(10)       4.34%(10)    $ 51,197        49%
   (0.63)       $12.51    15.35%      1.22%          3.51%       1.13%           3.60%        $ 59,321        41%
   (0.68)       $13.79    16.34%      1.11%          2.73%       1.11%           2.73%        $ 83,073        34%
   (0.78)       $15.32    17.49%      1.25%          2.42%       1.25%           2.42%        $112,260        31%
   (0.64)       $15.29     4.04%      1.36%(10)      2.03%(10)   1.32%(10)       2.07%(10)    $146,352         8%
   (0.11)       $17.28     0.50%      1.06%(10)      1.29%(10)   1.06%(10)       1.29%(10)    $157,990        63%
   (1.32)       $17.29     8.09%      1.04%(10)      1.11%(10)   1.00%(10)       1.15%(10)    $198,462        50%
   (0.34)       $12.04    24.14%      1.24%(10)      3.38%(10)   0.69%(10)       3.93%(10)    $ 45,424        76%
   (0.64)       $13.89    21.72%      1.17%          2.23%       1.11%           2.29%        $ 83,572        58%
   (0.87)       $16.18    24.08%      1.04%          1.50%       1.04%           1.50%        $152,531        31%
   (0.63)       $17.27    11.00%      1.11%          1.24%       1.11%           1.24%        $ 47,815        63%
   (1.30)       $17.28     7.97%      1.29%(10)      0.85%(10)   1.25%(10)       0.89%(10)    $ 70,816        50%
   (0.11)       $10.66     9.28%      1.11%(10)      1.93%(10)   0.76%(10)       2.28%(10)    $102,822        30%
   (0.30)       $10.51     1.43%      1.14%          1.55%       0.84%           1.85%        $154,185        74%
   (0.30)       $10.36     1.42%      1.09%          2.02%       0.79%           2.32%        $143,876        66%
   (0.41)       $10.05     1.00%      1.13%(10)      2.46%(10)   0.83%(10)       2.76%(10)          --        --
   (0.02)       $20.08    12.85%      1.00%(10)      0.22%(10)   1.00%(10)       0.22%(10)    $246,613        41%
   (1.39)       $20.67     9.99%      0.98%(10)      0.17%(10)   0.94%(10)       0.21%(10)    $311,580         9%
   (0.27)       $10.36     1.11%      1.39%          1.72%       1.09%           2.02%        $  6,131        66%
   (0.54)       $12.10    23.01%      1.08%          1.56%       1.03%           1.61%        $154,297       110%
   (0.70)       $14.64    28.22%      1.06%          0.97%       1.05%           0.98%        $175,521        56%
   (0.83)       $16.89    22.37%      1.01%          0.45%       1.01%           0.45%        $275,006        40%
   (1.83)       $20.08    33.81%      1.08%          0.12%       1.08%           0.12%        $140,922        41%
   (1.38)       $20.66     9.91%      1.23%(10)     (0.08%)(10)  1.19%(10)      (0.04%)(10)   $249,467         9%
     --         $10.72     7.20%      1.20%(10)     (0.46%)(10)  1.20%(10)      (0.46%)(10)   $ 58,178        16%

(7) Per share amount does not round to $0.01.

(8) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(9) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(10) Computed on an annualized basis.


REGIONS FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)
-------------------------------------------------------------------------------


(1) ORGANIZATION

Regions Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") at May 31, 1999, which are presented herein:

PORTFOLIO NAME                                   INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------
Regions Treasury Money Market Fund               Current income consistent with stability of
("Treasury Money Market Fund")                   principal and liquidity. The Fund pursues
                                                 its objective by investing primarily in a
                                                 diversified portfolio limited to short-term
                                                 U.S. treasury obligations.
--------------------------------------------------------------------------------------------
Regions Limited Maturity Government Fund         Current income. The Fund pursues its
("Limited Maturity Government Fund")             objective by investing in a diversified
                                                 portfolio consisting primarily of
                                                 securities which are guaranteed as to
                                                 payment of principal and interest by the
                                                 U.S. government, its agencies or
                                                 instrumentalities.
--------------------------------------------------------------------------------------------
Regions Fixed Income Fund                        Current income with a secondary objective
("Fixed Income Fund")                            of capital appreciation. The Fund pursues
                                                 its objective by investing primarily in a
                                                 broad range of high grade debt securities.
--------------------------------------------------------------------------------------------
Regions Balanced Fund                            Total return through capital appreciation,
("Balanced Fund")                                dividends, and interest. The Fund pursues
                                                 its objective by investing
                                                 primarily in a diversified
                                                 portfolio of common stocks,
                                                 preferred stocks, fixed-income
                                                 senior securities, and
                                                 convertible securities.
--------------------------------------------------------------------------------------------
Regions Value Fund                               Income and growth of capital. The Fund
("Value Fund")                                   pursues its objective by investing
                                                 primarily in a diversified portfolio of
                                                 income-producing equity securities,
                                                 including convertible securities.
--------------------------------------------------------------------------------------------
Regions Growth Fund                              Growth of capital and income. The Fund
("Growth Fund")                                  pursues its objective by investing
                                                 principally in a diversified
                                                 portfolio of common stocks of
                                                 companies with market
                                                 capitalization of $5 billion or
                                                 more.
--------------------------------------------------------------------------------------------
Regions Aggressive Growth Fund                   Long-term capital appreciation. The Fund
("Aggressive Growth Fund")                       pursues its objective by investing
                                                 primarily in equity securities
                                                 of companies with small to
                                                 medium-sized market
                                                 capitalizations of $5 billion
                                                 or less.
--------------------------------------------------------------------------------------------

REGIONS FUNDS
-------------------------------------------------------------------------------

The Funds offer both Trust and Investment classes of shares (except, Aggressive Growth Fund offers only one class of shares). Investment Shares are identical in all respects to Trust Shares, except the Investment Shares are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act and have a Shareholder Services Agreement (except, Treasury Money Market Fund and Aggressive Growth Fund). The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On March 15, 1999, Aggressive Growth Fund received a tax-free transfer of assets from the Common Trust Fund managed by the Adviser as follows:

 COMMON TRUST FUND AGGRESSIVE GROWTH FUND  COMMON TRUST FUND    UNREALIZED
  UNITS CONVERTED      SHARES ISSUED      NET ASSETS RECEIVED APPRECIATION(1)
 ----------------- ---------------------- ------------------- ---------------
      245,956            4,850,689            $48,506,886       $5,305,623

(1) Unrealized Appreciation is included in the Common Trust Fund Net Assets Received above.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction, including accrued interest.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


REGIONS FUNDS
-------------------------------------------------------------------------------

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At November 30, 1998, the Fixed Income Fund, for federal tax purposes, had capital loss carryforwards of $2,313,647, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards of the Fixed Income Fund will expire in 2003 ($2,216,582), 2004 ($15,304), and 2005 ($81,761).

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period of up to five years from each Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund shares were as follows:

                           TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------
                                             SIX MONTHS ENDED    YEAR ENDED
TRUST SHARES                                   MAY 31, 1999   NOVEMBER 30, 1998
-------------------------------------------------------------------------------
Shares sold                                     478,631,628      735,928,297
Shares issued to shareholders in payment of
distributions declared                              716,042        1,531,724
Shares redeemed                                (524,959,584)    (378,903,313)
                                               ------------     ------------
Net change resulting from Trust Share
 transactions                                   (45,611,914)     358,556,708
                                               ------------     ------------

                           TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------
                                             SIX MONTHS ENDED    YEAR ENDED
INVESTMENT SHARES                              MAY 31, 1999   NOVEMBER 30, 1998
-------------------------------------------------------------------------------
Shares sold                                     196,626,822      378,489,440
Shares issued to shareholders in payment of
distributions declared                            1,371,008        2,309,667
Shares redeemed                                (176,581,962)    (337,086,054)
                                               ------------     ------------
 Net change resulting from Investment Share
 transactions                                    21,415,868       43,713,053
                                               ------------     ------------
 Net change resulting from Fund Share
  transactions                                  (24,196,046)     402,269,761
                                               ------------     ------------

REGIONS FUNDS
--------------------------------------------------------------------------------

                                 LIMITED MATURITY GOVERNMENT FUND
                           ------------------------------------------------
                             SIX MONTHS ENDED           PERIOD ENDED
                               MAY 31, 1999         NOVEMBER 30, 1998(1)
----------------------------------------------------------------------------
TRUST SHARES                SHARES      DOLLARS      SHARES      DOLLARS
----------------------------------------------------------------------------
Shares sold                1,723,855  $17,249,248   6,735,107  $ 67,149,621
Shares redeemed             (573,965)  (5,746,889) (1,210,665)  (12,176,882)
                           ---------  -----------  ----------  ------------
 Net change resulting from
 Trust Share transactions  1,149,890  $11,502,359   5,524,442  $ 54,972,739
                           ---------  -----------  ----------  ------------

                                  LIMITED MATURITY GOVERNMENT FUND
                            ------------------------------------------------
                              SIX MONTHS ENDED            YEAR ENDED
                                MAY 31, 1999           NOVEMBER 30, 1998
-----------------------------------------------------------------------------
INVESTMENT SHARES            SHARES      DOLLARS      SHARES      DOLLARS
-----------------------------------------------------------------------------
Shares sold                 1,503,943  $15,038,961   2,615,874  $ 26,154,194
Shares issued to
shareholders in payment of
distributions declared         58,300      583,606     132,888     1,329,677
Shares redeemed              (483,687)  (4,837,025) (7,438,036)  (74,105,672)
                            ---------  -----------  ----------  ------------
 Net change resulting from
 Investment Share
 transactions               1,078,556  $10,785,542  (4,689,274) $(46,621,801)
                            ---------  -----------  ----------  ------------
 Net change resulting from
 Fund Share transactions    2,228,446  $22,287,901     835,168  $  8,350,938
                            ---------  -----------  ----------  ------------

                                          FIXED INCOME FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED            PERIOD ENDED
                                MAY 31, 1999          NOVEMBER 30, 1998(1)
------------------------------------------------------------------------------
TRUST SHARES                 SHARES      DOLLARS       SHARES      DOLLARS
------------------------------------------------------------------------------
Shares sold                 5,753,595  $ 60,316,551  23,040,304  $239,713,263
Shares redeemed            (2,123,631)  (22,260,493) (4,817,136)  (50,660,238)
                           ----------  ------------  ----------  ------------
 Net change resulting from
 Trust Share transactions   3,629,964  $ 38,056,058  18,223,168  $189,053,025
                           ----------  ------------  ----------  ------------

REGIONS FUNDS
--------------------------------------------------------------------------------

                                         FIXED INCOME FUND
                         ----------------------------------------------------
                            SIX MONTHS ENDED              YEAR ENDED
                              MAY 31, 1999             NOVEMBER 30, 1998
------------------------------------------------------------------------------
INVESTMENT SHARES          SHARES      DOLLARS       SHARES        DOLLARS
------------------------------------------------------------------------------
Shares sold               3,572,249  $ 37,440,932    6,793,437  $  71,039,561
Shares issued to
shareholders in payment
of distributions
declared                     33,755       353,682       60,137        631,337
Shares redeemed          (1,063,925)  (11,105,139) (22,342,465)  (232,194,363)
                         ----------  ------------  -----------  -------------
 Net change resulting
 from Investment Share
 transactions             2,542,079  $ 26,689,475  (15,488,891) $(160,523,465)
                         ----------  ------------  -----------  -------------
 Net change resulting
 from Fund Share
 transactions             6,172,043  $ 64,745,533    2,734,277  $  28,529,560
                         ----------  ------------  -----------  -------------

                                               BALANCED FUND
                                 --------------------------------------------
                                   SIX MONTHS ENDED         PERIOD ENDED
                                     MAY 31, 1999       NOVEMBER 30, 1998(1)
------------------------------------------------------------------------------
TRUST SHARES                      SHARES     DOLLARS     SHARES     DOLLARS
------------------------------------------------------------------------------
Shares sold                       251,846  $ 3,901,394   856,181  $12,458,022
Shares redeemed                  (201,298)  (3,117,093) (176,710)  (2,601,037)
                                 --------  -----------  --------  -----------
 Net change resulting from Trust
 Share transactions                50,548  $   784,301   679,471  $ 9,856,985
                                 --------  -----------  --------  -----------

                                            BALANCED FUND
                            ------------------------------------------------
                              SIX MONTHS ENDED            YEAR ENDED
                                MAY 31, 1999           NOVEMBER 30, 1998
-----------------------------------------------------------------------------
INVESTMENT SHARES            SHARES      DOLLARS      SHARES      DOLLARS
-----------------------------------------------------------------------------
Shares sold                 2,550,290  $39,333,472   2,457,275  $ 35,487,782
Shares issued to
shareholders in payment of
distributions declared        303,789    4,618,996     323,756     4,425,146
Shares redeemed              (610,979)  (9,420,623) (1,475,046)  (21,367,858)
                            ---------  -----------  ----------  ------------
 Net change resulting from
 Investment
 Share transactions         2,243,100  $34,531,845   1,305,985  $ 18,545,070
                            ---------  -----------  ----------  ------------
 Net change resulting from
 Fund Share transactions    2,293,648  $35,316,146   1,985,456  $ 28,402,055
                            ---------  -----------  ----------  ------------

REGIONS FUNDS
--------------------------------------------------------------------------------

                                             VALUE FUND
                           -------------------------------------------------
                              SIX MONTHS ENDED           PERIOD ENDED
                                MAY 31, 1999         NOVEMBER 30, 1998(1)
-----------------------------------------------------------------------------
TRUST SHARES                SHARES      DOLLARS       SHARES      DOLLARS
-----------------------------------------------------------------------------
Shares sold                3,022,879  $ 51,564,025  10,264,378  $176,521,417
Shares redeemed             (687,942)  (11,599,396) (1,119,040)  (18,102,094)
                           ---------  ------------  ----------  ------------
 Net change resulting from
 Trust Share transactions  2,334,937  $ 39,964,629   9,145,338  $158,419,323
                           ---------  ------------  ----------  ------------

                                               VALUE FUND
                            ---------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                 MAY 31, 1999            NOVEMBER 30, 1998
--------------------------------------------------------------------------------
INVESTMENT SHARES            SHARES      DOLLARS       SHARES        DOLLARS
--------------------------------------------------------------------------------
Shares sold                 1,759,137  $ 30,129,630    3,622,183  $  59,513,590
Shares issued to
shareholders in payment of
distributions declared        176,819     2,906,644       55,619        875,469
Shares redeemed              (605,438)  (10,390,032) (10,339,476)  (177,882,373)
                            ---------  ------------  -----------  -------------
 Net change resulting from
 Investment Share
 transactions               1,330,518  $ 22,646,242   (6,661,674) $(117,493,314)
                            ---------  ------------  -----------  -------------
 Net change resulting from
 Fund Share transactions    3,665,455  $ 62,610,871    2,483,664  $  40,926,009
                            ---------  ------------  -----------  -------------

                                             GROWTH FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED            PERIOD ENDED
                                MAY 31, 1999          NOVEMBER 30, 1998(1)
------------------------------------------------------------------------------
TRUST SHARES                 SHARES      DOLLARS       SHARES      DOLLARS
------------------------------------------------------------------------------
Shares sold                 4,106,993  $ 87,278,606  13,907,936  $245,366,236
Shares redeemed            (1,316,718)  (27,671,055) (1,627,209)  (29,392,290)
                           ----------  ------------  ----------  ------------
 Net change resulting from
 Trust Share transactions   2,790,275  $ 59,607,551  12,280,727  $215,973,946
                           ----------  ------------  ----------  ------------



REGIONS FUNDS
-------------------------------------------------------------------------------

                                            GROWTH FUND
                         ----------------------------------------------------
                            SIX MONTHS ENDED              YEAR ENDED
                              MAY 31, 1999             NOVEMBER 30, 1998
------------------------------------------------------------------------------
INVESTMENT SHARES          SHARES      DOLLARS       SHARES        DOLLARS
------------------------------------------------------------------------------
Shares sold               5,738,231  $122,486,241    4,942,544  $  82,635,284
Shares issued to
shareholders in payment
of distributions
declared                    446,814     9,016,741      512,106      7,454,900
Shares redeemed          (1,131,332)  (24,353,754) (14,721,586)  (259,561,081)
                         ----------  ------------  -----------  -------------
 Net change resulting
 from Investment Share
 transactions             5,053,713  $107,149,228   (9,266,936) $(169,470,897)
                         ----------  ------------  -----------  -------------
 Net change resulting
 from Fund Share
 transactions             7,843,988  $166,756,779    3,013,791  $  46,503,049
                         ----------  ------------  -----------  -------------

                             AGGRESSIVE GROWTH FUND
                                                   ------------------------
                                  PERIOD ENDED
                                 MAY 31, 1999(2)
----------------------------------------------------------------------------
                                                      SHARES       DOLLARS
----------------------------------------------------------------------------
Shares sold                                         1,074,986  $ 11,399,880
Shares issued in connection with the tax-free
 transfer of assets from the Common Trust Fund      4,850,689    48,506,886
Shares redeemed                                      (497,385)   (5,235,584)
                                                   ----------  ------------
 Net change resulting from Fund Share transactions  5,428,290  $ 54,671,182
                                                   ----------  ------------

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.
(2) Reflects operations for the period from March 15, 1999 (date of initial public investment) to May 31, 1999.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Capital Management Group, a unit of the Trust Division of Regions Bank, a wholly owned subsidiary of Regions Financial Corp., is the Trust's investment adviser (the "Adviser"), and receives for its services an annual investment advisory fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

FUND                              ANNUAL RATE
--------------------------------  -----------
Treasury Money Market Fund           0.50%
--------------------------------
Limited Maturity Government Fund     0.70%
--------------------------------
Fixed Income Fund                    0.75%
--------------------------------
Balanced Fund                        0.80%
--------------------------------
Value Fund                           0.80%
--------------------------------
Growth Fund                          0.80%
--------------------------------
Aggressive Growth Fund               0.75%
--------------------------------


REGIONS FUNDS
-------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Investment Shares to finance activities intended to result in the sale of the Funds' Investment Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule, annually, to compensate FSC.

                                      % OF AVG.
                                  DAILY NET ASSETS
                                   OF EACH FUND'S
FUND NAME                         INVESTMENT SHARES
--------------------------------  -----------------
Treasury Money Market Fund              0.40%
--------------------------------
Limited Maturity Government Fund        0.25%
--------------------------------
Fixed Income Fund                       0.30%
--------------------------------
Balanced Fund                           0.30%
--------------------------------
Value Fund                              0.30%
--------------------------------
Growth Fund                             0.30%
--------------------------------
Aggressive Growth Fund                  0.30%
--------------------------------

For the period ended May 31, 1999 Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds, except Treasury Money Market Fund and Aggressive Growth Fund, will pay FSSC based upon a percentage of each Fund's Investment Shares average daily net assets for the period (see below). The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

                                      % OF AVG.
                                  DAILY NET ASSETS
                                   OF EACH FUND'S
FUND NAME                         INVESTMENT SHARES
--------------------------------  -----------------
Limited Maturity Government Fund        0.25%
--------------------------------
Fixed Income Fund                       0.25%
--------------------------------
Balanced Fund                           0.25%
--------------------------------
Value Fund                              0.25%
--------------------------------
Growth Fund                             0.25%
--------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

REGIONS FUNDS
-------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended May 31, 1999, Treasury Money Market Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $224,794,032 and $235,754,024, respectively.

CUSTODIAN FEES--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the Funds' effective dates. For the period ended May 31, 1999, the Funds paid FAS, pursuant to this agreement, as follows:

                                     INITIAL     ORGANIZATIONAL
                                  ORGANIZATIONAL    EXPENSES
FUND                                 EXPENSES      REIMBURSED
--------------------------------  -------------- --------------
Limited Maturity Government Fund     $26,082         $1,338
--------------------------------
Balanced Fund                        $24,457         $2,506
--------------------------------
Value Fund                           $18,322         $2,116
--------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:

FUND                               PURCHASES      SALES
--------------------------------  ------------ ------------
Limited Maturity Government Fund  $ 24,944,907 $  4,039,676
--------------------------------
Fixed Income Fund                 $ 72,892,014 $  9,447,177
--------------------------------
Balanced Fund                     $ 37,904,938 $ 10,393,758
--------------------------------
Value Fund                        $157,646,934 $109,384,944
--------------------------------
Growth Fund                       $171,260,527 $ 39,329,142
--------------------------------
Aggressive Growth Fund            $ 58,272,843 $  8,015,525
--------------------------------

(6) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

Trustees                               Officers

John F. Donahue

Thomas G. Bigley                        John F. Donahue
                                         Chairman
John T. Conroy, Jr.
                                        Edward C. Gonzales
Nicholas P. Constantakis                 President and Treasurer

William J. Copeland                     J. Christopher Donahue
                                         Executive Vice President
James E. Dowd, Esq.
                                        John W. McGonigle
Lawrence D. Ellis, M.D.                  Executive Vice President and Secretary

Edward L. Flaherty, Jr., Esq.           Richard B. Fisher
                                         Vice President
Edward C. Gonzales

                                        Charles L. Davis, Jr.
Peter E. Madden                          Vice President and Assistant Treasurer

John E. Murray, Jr., J.D., S.J.D.       Gail Cagney
                                         Assistant Secretary
Wesley W. Posvar

Marjorie P. Smuts

John S. Walsh



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.


Regions Aggressive Growth Fund                  RAGRX   75913Q845
Regions Balanced Fund Trust Shares              FPALX   75913Q209
Regions Balanced Fund Investment Shares         FPBLX   75913Q100
Regions Fixed Income Fund Trust Shares          RFIFX   75913Q803
Regions Fixed Income Fund Investment Shares     FPFTX   75913Q704
Regions Growth Fund Trust Shares                RGRAX   75913Q407
Regions Growth Fund Investment Shares           FPETX   75913Q308
Regions Limited Maturity Gov't Fund
Trust Shares                                    RLMGX   75913Q852
Regions Limited Maturity Gov't Fund
Investment Shares                               FPLGX   75913Q860
Regions Treasury Money Market Fund
Trust Shares                                    FITXX   75913Q878
Regions Treasury Money Market Fund
Investment Shares                               FPIXX   75913Q886
Regions Value Fund Trust Shares                 RVLAX   75913Q605
Regions Value Fund Investment Shares            FPEIX   75913Q506


Federated Securities Corp., Distributor
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G01186-03 (7/99)